UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-649

Fidelity Puritan Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Balanced Fund

November 30, 2015

BAL-QTLY-0116
1.809104.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.3%
Delphi Automotive PLC	935,375	$82,201
Automobiles - 0.3%
Tesla Motors, Inc. (a)	316,900	72,969
Diversified Consumer Services - 0.2%
2U, Inc. (a)	810,399	19,547
H&R Block, Inc.	1,190,800	43,690
		63,237
Hotels, Restaurants & Leisure - 1.1%
Fiesta Restaurant Group, Inc. (a)	590,200	22,681
Hilton Worldwide Holdings, Inc.	5,171,064	120,072
Las Vegas Sands Corp.	990,700	43,650
Starbucks Corp.	1,949,174	119,660
Tuniu Corp. Class A sponsored ADR (a)	204,293	3,175
		309,238
Household Durables - 0.2%
Lennar Corp. Class A	729,461	37,356
PulteGroup, Inc.	1,373,270	26,751
		64,107
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	407,300	270,773
Liberty Interactive Corp. QVC Group Series A (a)	1,296,198	34,323
Travelport Worldwide Ltd. (b)	5,980,862	79,605
		384,701
Media - 2.6%
Bona Film Group Ltd. sponsored ADR (a)	864,935	10,993
Charter Communications, Inc. Class A (a)(b)	699,400	131,040
Comcast Corp. Class A	428,607	26,085
DreamWorks Animation SKG, Inc. Class A (a)(b)	200,233	4,934
ITV PLC	38,105,800	155,530
Legend Pictures LLC (a)(c)(d)	8,571	18,819
Manchester United PLC	1,835,900	33,781
MDC Partners, Inc. Class A	2,082,399	44,876
MSG Network, Inc. Class A (a)	651,089	12,879
The Madison Square Garden Co. (a)	368,529	59,871
The Walt Disney Co.	2,136,300	242,406
		741,214
Multiline Retail - 0.3%
B&M European Value Retail S.A.	15,461,831	73,773
Specialty Retail - 2.3%
AutoZone, Inc. (a)	108,172	84,782
Home Depot, Inc.	1,280,746	171,466
L Brands, Inc.	1,674,883	159,801
Michaels Companies, Inc. (a)	1,081,444	24,019
Ross Stores, Inc.	2,086,755	108,532
Staples, Inc.	1,700,517	20,525
TJX Companies, Inc.	1,200,100	84,727
		653,852
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. Class B	1,467,625	194,137
VF Corp.	1,418,365	91,768
		285,905

TOTAL CONSUMER DISCRETIONARY		2,731,197

CONSUMER STAPLES - 6.2%
Beverages - 1.4%
Anheuser-Busch InBev SA NV	86,444	11,114
Constellation Brands, Inc. Class A (sub. vtg.)	483,600	67,830
Monster Beverage Corp.	390,700	60,406
The Coca-Cola Co.	6,070,661	258,732
		398,082
Food & Staples Retailing - 1.3%
CVS Health Corp.	1,951,485	183,615
Kroger Co.	2,916,008	109,817
Sprouts Farmers Market LLC (a)	750,400	18,107
Wal-Mart Stores, Inc.	392,490	23,094
Whole Foods Market, Inc.	1,423,176	41,486
		376,119
Food Products - 0.7%
Blue Buffalo Pet Products, Inc. (a)(b)	283,200	5,089
Keurig Green Mountain, Inc.	1,079,582	56,570
Mead Johnson Nutrition Co. Class A	1,001,431	80,705
Nestle SA	88,295	6,544
The Hershey Co.	420,400	36,285
		185,193
Household Products - 0.9%
Colgate-Palmolive Co.	2,364,200	155,281
Procter & Gamble Co.	1,236,293	92,524
		247,805
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	626,132	52,670
Nu Skin Enterprises, Inc. Class A	467,338	16,296
		68,966
Tobacco - 1.7%
Altria Group, Inc.	3,903,813	224,860
British American Tobacco PLC sponsored ADR	1,698,900	196,631
Philip Morris International, Inc.	642,900	56,183
Reynolds American, Inc.	101,100	4,676
		482,350

TOTAL CONSUMER STAPLES		1,758,515

ENERGY - 4.5%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	705,300	38,136
Dril-Quip, Inc. (a)	229,069	14,457
Halliburton Co.	1,082,211	43,126
Independence Contract Drilling, Inc. (a)	1,082,133	6,601
Oceaneering International, Inc.	455,491	19,923
Schlumberger Ltd.	2,208,400	170,378
		292,621
Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp.	1,771,602	106,119
Apache Corp.	779,000	38,311
Black Stone Minerals LP	1,217,900	19,584
Cabot Oil & Gas Corp.	1,666,850	31,387
Chevron Corp.	1,561,505	142,597
Cimarex Energy Co.	241,802	28,779
EOG Resources, Inc.	779,316	65,018
Exxon Mobil Corp.	1,572,378	128,400
Kinder Morgan, Inc.	261,600	6,166
Memorial Resource Development Corp. (a)	1,454,271	23,690
Noble Energy, Inc.	2,397,230	87,906
Parsley Energy, Inc. Class A (a)	1,580,330	31,053
Phillips 66 Co.	969,317	88,722
Pioneer Natural Resources Co.	394,300	57,075
PrairieSky Royalty Ltd. (b)	811,100	15,579
PrairieSky Royalty Ltd. rights (a)(e)	590,737	11,147
SM Energy Co.	950,800	27,925
Suncor Energy, Inc.	2,314,200	63,944
Synergy Resources Corp. (a)(b)	674,100	7,678
		981,080

TOTAL ENERGY		1,273,701

FINANCIALS - 10.0%
Banks - 4.4%
Bank of America Corp.	14,420,408	251,348
Citigroup, Inc.	4,240,112	229,348
Comerica, Inc.	976,800	45,275
Huntington Bancshares, Inc.	3,556,400	41,574
JPMorgan Chase & Co.	4,782,954	318,927
M&T Bank Corp.	424,300	53,178
Regions Financial Corp.	3,264,600	33,103
Synovus Financial Corp.	881,820	29,435
U.S. Bancorp	3,155,447	138,493
Wells Fargo & Co.	1,598,900	88,099
Zions Bancorporation	872,400	26,137
		1,254,917
Capital Markets - 1.2%
Artisan Partners Asset Management, Inc.	28,449	1,112
Bank of New York Mellon Corp.	1,309,700	57,417
BlackRock, Inc. Class A	181,176	65,897
E*TRADE Financial Corp. (a)	1,335,249	40,632
Goldman Sachs Group, Inc.	554,200	105,309
Invesco Ltd.	763,213	25,713
Northern Trust Corp.	555,819	41,653
Oaktree Capital Group LLC Class A	286,697	13,999
PJT Partners, Inc. (a)	4,895	115
		351,847
Consumer Finance - 1.3%
Capital One Financial Corp.	3,606,201	283,123
Navient Corp.	2,261,534	26,935
OneMain Holdings, Inc. (a)	438,600	21,255
SLM Corp. (a)	5,170,634	34,928
		366,241
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc.:
Class A (a)	129	25,975
Class B (a)	562,700	75,452
IntercontinentalExchange, Inc.	207,162	53,829
KBC Ancora	398,674	15,768
		171,024
Insurance - 1.1%
Direct Line Insurance Group PLC	6,351,844	39,395
Fairfax Financial Holdings Ltd. (sub. vtg.)	19,000	9,122
Marsh & McLennan Companies, Inc.	998,177	55,199
MetLife, Inc.	952,647	48,671
Principal Financial Group, Inc.	470,300	24,202
The Chubb Corp.	859,600	112,204
Unum Group	616,200	22,602
		311,395
Real Estate Investment Trusts - 1.2%
Altisource Residential Corp. Class B	1,916,717	25,377
American Tower Corp.	240,500	23,901
Boston Properties, Inc.	329,497	41,184
Crown Castle International Corp.	155,645	13,371
Digital Realty Trust, Inc.	429,300	30,957
Duke Realty LP	1,382,300	28,130
Extra Space Storage, Inc.	249,700	20,912
FelCor Lodging Trust, Inc.	1,312,100	10,523
Outfront Media, Inc.	574,962	13,138
Store Capital Corp.	1,528,800	34,795
Sun Communities, Inc.	687,615	45,967
Ventas, Inc.	789,000	42,085
VEREIT, Inc.	2,543,900	21,191
		351,531
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	1,353,503	50,716

TOTAL FINANCIALS		2,857,671

HEALTH CARE - 9.6%
Biotechnology - 3.1%
AbbVie, Inc.	2,199,068	127,876
Alexion Pharmaceuticals, Inc. (a)	533,604	95,216
Amgen, Inc.	1,280,858	206,346
Baxalta, Inc.	1,868,800	64,249
Biogen, Inc. (a)	117,285	33,644
BioMarin Pharmaceutical, Inc. (a)	243,498	23,222
Celgene Corp. (a)	1,120,200	122,606
Gilead Sciences, Inc.	1,717,428	181,979
Vertex Pharmaceuticals, Inc. (a)	124,405	16,093
		871,231
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	2,186,200	98,204
Boston Scientific Corp. (a)	7,833,002	143,187
Edwards Lifesciences Corp. (a)	427,282	69,647
Medtronic PLC	3,211,324	241,941
The Cooper Companies, Inc.	185,737	27,164
Wright Medical Group NV (a)	1,187,800	25,443
		605,586
Health Care Providers & Services - 1.8%
Brookdale Senior Living, Inc. (a)	267,503	6,013
Cigna Corp.	864,860	116,739
HCA Holdings, Inc. (a)	659,979	44,918
Henry Schein, Inc. (a)	467,204	73,108
McKesson Corp.	538,248	101,917
UnitedHealth Group, Inc.	1,445,200	162,888
		505,583
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	1,339,500	56,018
Thermo Fisher Scientific, Inc.	659,697	91,302
		147,320
Pharmaceuticals - 2.1%
Allergan PLC (a)	744,143	233,579
Bristol-Myers Squibb Co.	3,264,741	218,770
Endo Health Solutions, Inc. (a)	799,100	49,129
Horizon Pharma PLC (a)	1,414,800	30,461
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,054,000	66,328
		598,267

TOTAL HEALTH CARE		2,727,987

INDUSTRIALS - 5.8%
Electrical Equipment - 1.4%
AMETEK, Inc.	7,203,748	406,724
Industrial Conglomerates - 3.1%
Danaher Corp.	4,784,266	461,155
Roper Technologies, Inc.	2,181,714	422,140
		883,295
Machinery - 0.8%
WABCO Holdings, Inc. (a)	738,165	79,338
Wabtec Corp.	1,795,659	143,868
		223,206
Road & Rail - 0.5%
J.B. Hunt Transport Services, Inc.	1,612,431	126,157
Trading Companies & Distributors - 0.0%
AerCap Holdings NV (a)	141,000	6,407

TOTAL INDUSTRIALS		1,645,789

INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 0.7%
Cisco Systems, Inc.	2,641,199	71,973
CommScope Holding Co., Inc. (a)	250,000	7,155
QUALCOMM, Inc.	2,147,244	104,764
		183,892
Electronic Equipment & Components - 0.1%
Samsung SDI Co. Ltd.	157,765	16,321
Trimble Navigation Ltd. (a)	706,688	16,183
		32,504
Internet Software & Services - 4.4%
58.com, Inc. ADR (a)	392,518	23,634
Alibaba Group Holding Ltd. sponsored ADR (a)	2,879,700	242,125
Alphabet, Inc.:
Class A (a)	27,500	20,978
Class C	710,524	527,635
Cvent, Inc. (a)	1,713,335	61,903
Facebook, Inc. Class A (a)	2,626,207	273,756
Just Dial Ltd.	1,152,567	16,294
New Relic, Inc.	342,010	12,863
Opower, Inc. (a)(b)(f)	2,811,143	26,397
Shopify, Inc. Class A	17,294	456
Tencent Holdings Ltd.	1,413,500	28,090
Yahoo!, Inc. (a)	510,900	17,274
		1,251,405
IT Services - 0.7%
Alliance Data Systems Corp. (a)	86,700	24,870
Blackhawk Network Holdings, Inc. (a)	1,034,802	48,998
Fidelity National Information Services, Inc.	790,500	50,331
Global Payments, Inc.	438,200	31,046
Sabre Corp.	1,136,821	33,263
The Western Union Co.	205,400	3,874
Worldline SA (a)(g)	585,204	15,059
		207,441
Semiconductors & Semiconductor Equipment - 2.2%
Broadcom Corp. Class A	655,700	35,821
Intersil Corp. Class A	1,657,860	24,006
Marvell Technology Group Ltd.	9,570,127	84,791
Maxim Integrated Products, Inc.	923,400	35,800
Micron Technology, Inc. (a)	2,470,911	39,362
NVIDIA Corp.	1,080,173	34,263
NXP Semiconductors NV (a)	1,148,600	107,348
Qorvo, Inc. (a)	4,343,299	252,215
Semtech Corp. (a)	900,200	18,094
		631,700
Software - 2.3%
Activision Blizzard, Inc.	635,441	23,931
Adobe Systems, Inc. (a)	382,467	34,980
Autodesk, Inc. (a)	2,308,090	146,494
Electronic Arts, Inc. (a)	1,888,200	128,001
Fleetmatics Group PLC (a)	308,853	18,439
HubSpot, Inc. (a)	72,891	3,951
Imperva, Inc. (a)	141,300	10,545
Microsoft Corp.	1,962,687	106,672
Salesforce.com, Inc. (a)	1,431,874	114,106
Varonis Systems, Inc. (a)(b)	759,685	13,560
VMware, Inc. Class A (a)(b)	164,600	10,108
Zendesk, Inc. (a)	1,178,162	30,173
		640,960
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	4,578,714	541,657
EMC Corp.	3,395,800	86,050
HP, Inc.	7,901,183	99,081
SanDisk Corp.	980,200	72,407
Western Digital Corp.	882,500	55,077
		854,272

TOTAL INFORMATION TECHNOLOGY		3,802,174

MATERIALS - 2.7%
Chemicals - 2.3%
E.I. du Pont de Nemours & Co.	1,385,900	93,327
Eastman Chemical Co.	817,582	59,397
Ecolab, Inc.	2,163,110	257,756
LyondellBasell Industries NV Class A	663,122	63,540
Monsanto Co.	880,346	83,774
PPG Industries, Inc.	559,700	59,183
W.R. Grace & Co. (a)	324,701	31,892
		648,869
Construction Materials - 0.1%
Eagle Materials, Inc.	409,300	28,274
Containers & Packaging - 0.3%
Graphic Packaging Holding Co.	1,669,968	22,828
WestRock Co.	1,148,180	58,132
		80,960

TOTAL MATERIALS		758,103

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	6,071,464	204,426
CenturyLink, Inc.	582,064	15,675
Cogent Communications Group, Inc.	402,168	13,497
Frontier Communications Corp. (b)	807,500	4,029
inContact, Inc. (a)(b)	1,600,681	15,799
Level 3 Communications, Inc. (a)	792,109	40,263
Verizon Communications, Inc.	2,310,736	105,023
		398,712
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	84,900	3,014
Telephone & Data Systems, Inc.	255,216	7,220
		10,234

TOTAL TELECOMMUNICATION SERVICES		408,946

UTILITIES - 1.8%
Electric Utilities - 1.0%
Edison International	668,827	39,702
Exelon Corp.	3,028,000	82,695
NextEra Energy, Inc.	996,500	99,510
PPL Corp.	1,821,100	61,990
		283,897
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	1,460,146	18,047
NRG Yield, Inc. Class C (b)	533,625	7,545
		25,592
Multi-Utilities - 0.7%
Dominion Resources, Inc.	1,043,639	70,310
DTE Energy Co.	65,900	5,304
NiSource, Inc.	801,982	15,390
PG&E Corp.	856,229	45,149
Sempra Energy	681,631	67,638
		203,791

TOTAL UTILITIES		513,280

TOTAL COMMON STOCKS
(Cost $15,160,736)		18,477,363

Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%	416,700	10,022
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(d)	281,270	2,188
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $25,539)		12,210
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 14.3%
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.3%
General Motors Co.:
3.5% 10/2/18	5,595	5,674
6.25% 10/2/43	921	986
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,780	1,786
3% 9/25/17	4,056	4,087
3.15% 1/15/20	19,000	18,853
3.25% 5/15/18	2,895	2,922
3.5% 7/10/19	41,541	41,912
4% 1/15/25	7,674	7,409
4.25% 5/15/23	3,220	3,234
4.75% 8/15/17	3,095	3,211
Volkswagen International Finance NV 2.375% 3/22/17 (g)	1,830	1,815
		91,889
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	617	627
Media - 0.5%
21st Century Fox America, Inc.:
6.15% 2/15/41	6,333	7,342
7.75% 12/1/45	9,421	12,710
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (g)	10,261	10,378
4.908% 7/23/25 (g)	6,898	7,006
Discovery Communications LLC 5.05% 6/1/20	204	219
Thomson Reuters Corp.:
1.3% 2/23/17	2,082	2,072
3.85% 9/29/24	5,214	5,151
Time Warner Cable, Inc.:
4% 9/1/21	10,989	11,286
4.5% 9/15/42	1,681	1,369
5.5% 9/1/41	3,051	2,808
5.85% 5/1/17	1,829	1,918
5.875% 11/15/40	7,066	6,836
6.55% 5/1/37	29,485	29,874
6.75% 7/1/18	1,974	2,176
7.3% 7/1/38	7,024	7,611
8.25% 4/1/19	11,974	13,863
Time Warner, Inc. 2.1% 6/1/19	12,500	12,446
Viacom, Inc.:
2.5% 9/1/18	809	811
3.5% 4/1/17	264	269
		136,145

TOTAL CONSUMER DISCRETIONARY		228,661

CONSUMER STAPLES - 0.6%
Beverages - 0.0%
SABMiller Holdings, Inc. 2.45% 1/15/17 (g)	2,353	2,376
Food & Staples Retailing - 0.1%
CVS Health Corp.:
3.5% 7/20/22	4,494	4,616
3.875% 7/20/25	9,000	9,232
Kroger Co. 3.3% 1/15/21	6,190	6,298
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,939	3,946
3.3% 11/18/21	4,671	4,656
		28,748
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (g)	572	618
ConAgra Foods, Inc. 1.9% 1/25/18	2,279	2,268
William Wrigley Jr. Co.:
1.4% 10/21/16 (g)	3,710	3,720
2% 10/20/17 (g)	5,313	5,344
		11,950
Tobacco - 0.4%
Altria Group, Inc.:
2.625% 1/14/20	12,900	12,983
4% 1/31/24	3,615	3,777
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (g)	8,553	8,668
4.25% 7/21/25 (g)	8,553	8,709
Reynolds American, Inc.:
2.3% 6/12/18	3,810	3,859
3.25% 6/12/20	3,150	3,227
3.25% 11/1/22	3,376	3,356
4% 6/12/22	5,830	6,065
4.45% 6/12/25	12,834	13,484
4.85% 9/15/23	8,000	8,616
5.7% 8/15/35	2,194	2,414
5.85% 8/15/45	16,830	18,849
6.15% 9/15/43	14,000	16,026
6.75% 6/15/17	4,975	5,343
7.25% 6/15/37	7,569	9,275
		124,651

TOTAL CONSUMER STAPLES		167,725

ENERGY - 2.0%
Energy Equipment & Services - 0.2%
DCP Midstream LLC:
4.75% 9/30/21 (g)	6,909	5,943
5.35% 3/15/20 (g)	6,814	6,347
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	2,791	2,651
6.5% 4/1/20	2,608	2,763
Halliburton Co.:
3.8% 11/15/25	4,660	4,694
4.85% 11/15/35	4,069	4,110
5% 11/15/45	5,575	5,675
Noble Holding International Ltd.:
3.05% 3/1/16	914	918
4% 3/16/18	617	583
5.95% 4/1/25	3,936	3,155
6.95% 4/1/45	3,799	2,748
Transocean, Inc. 5.55% 12/15/16 (h)	4,522	4,499
		44,086
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp. 6.375% 9/15/17	15,653	16,750
BP Capital Markets PLC:
4.5% 10/1/20	1,336	1,462
4.742% 3/11/21	6,000	6,643
Canadian Natural Resources Ltd. 1.75% 1/15/18	2,851	2,801
Cenovus Energy, Inc. 5.7% 10/15/19	6,698	7,235
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (g)	1,617	1,608
3.3% 6/1/20 (g)	7,911	7,822
4.5% 6/1/25 (g)	2,416	2,314
DCP Midstream Operating LP:
2.5% 12/1/17	3,027	2,812
2.7% 4/1/19	5,369	4,757
3.875% 3/15/23	2,761	2,265
4.95% 4/1/22	1,267	1,138
5.6% 4/1/44	2,216	1,674
Duke Energy Field Services 6.45% 11/3/36 (g)	6,493	5,137
El Paso Natural Gas Co. 5.95% 4/15/17	1,572	1,626
Empresa Nacional de Petroleo 4.375% 10/30/24 (g)	5,615	5,560
Enable Midstream Partners LP:
2.4% 5/15/19 (g)	1,957	1,798
3.9% 5/15/24 (g)	2,064	1,615
Enbridge Energy Partners LP:
4.2% 9/15/21	8,103	7,937
4.375% 10/15/20	5,808	5,840
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	780	798
Kinder Morgan, Inc. 2% 12/1/17	2,620	2,541
Marathon Petroleum Corp. 5.125% 3/1/21	4,415	4,781
Motiva Enterprises LLC 5.75% 1/15/20 (g)	1,252	1,361
MPLX LP 4% 2/15/25	1,190	1,078
Nakilat, Inc. 6.067% 12/31/33 (g)	2,490	2,793
Nexen, Inc. 6.2% 7/30/19	2,252	2,494
Pemex Project Funding Master Trust 5.75% 3/1/18	25,063	26,510
Petrobras Global Finance BV:
1.9896% 5/20/16 (h)	6,590	6,473
3% 1/15/19	18,609	15,092
3.25% 3/17/17	21,613	20,208
4.375% 5/20/23	4,137	2,886
4.875% 3/17/20	23,870	19,208
5.625% 5/20/43	22,261	14,138
7.25% 3/17/44	30,172	21,454
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	7,288	7,252
5.375% 1/27/21	47,072	37,526
5.75% 1/20/20	17,949	14,960
5.875% 3/1/18	3,468	3,165
7.875% 3/15/19	7,382	6,854
Petroleos Mexicanos:
3.5% 7/18/18	8,047	8,105
3.5% 7/23/20 (g)	8,815	8,693
3.5% 1/30/23	5,005	4,592
4.5% 1/23/26 (g)	11,915	11,233
4.875% 1/24/22	1,430	1,434
4.875% 1/18/24	7,021	6,896
5.5% 1/21/21	13,423	14,077
5.5% 6/27/44	19,723	16,271
5.625% 1/23/46 (g)	11,673	9,805
6% 3/5/20	4,797	5,167
6.375% 1/23/45	26,396	24,482
6.5% 6/2/41	8,420	7,943
8% 5/3/19	3,943	4,471
Phillips 66 Co.:
2.95% 5/1/17	1,844	1,879
4.3% 4/1/22	6,383	6,711
Phillips 66 Partners LP 2.646% 2/15/20	652	630
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,940	2,015
Shell International Finance BV 4.375% 5/11/45	18,896	18,791
Southeast Supply Header LLC 4.25% 6/15/24 (g)	5,790	5,579
Southwestern Energy Co.:
3.3% 1/23/18	3,081	2,943
4.05% 1/23/20	5,591	4,954
4.95% 1/23/25	4,632	3,816
Spectra Energy Capital, LLC 5.65% 3/1/20	1,087	1,159
Spectra Energy Partners, LP:
2.95% 6/15/16	1,472	1,482
4.6% 6/15/21	1,816	1,885
Suncor Energy, Inc. 6.1% 6/1/18	623	680
The Williams Companies, Inc.:
3.7% 1/15/23	5,046	4,060
4.55% 6/24/24	25,316	20,773
Western Gas Partners LP 5.375% 6/1/21	10,614	11,071
Williams Partners LP 4.3% 3/4/24	4,754	4,126
		516,089

TOTAL ENERGY		560,175

FINANCIALS - 8.1%
Banks - 3.9%
Associated Banc-Corp. 5.125% 3/28/16	2,238	2,259
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (g)	6,350	6,318
4% 4/14/19 (g)	18,318	17,356
5.5% 7/12/20 (g)	21,376	20,842
5.75% 9/26/23 (g)	5,809	5,373
6.369% 6/16/18 (g)	12,537	12,662
6.5% 6/10/19 (g)	2,097	2,118
Bank of America Corp.:
1.35% 11/21/16	5,398	5,411
1.95% 5/12/18	8,000	8,034
2.6% 1/15/19	57,427	58,061
3.875% 3/22/17	944	973
3.95% 4/21/25	10,000	9,892
4.2% 8/26/24	7,745	7,821
4.25% 10/22/26	6,748	6,771
5.625% 10/14/16	22,550	23,410
5.75% 12/1/17	19,000	20,449
6.5% 8/1/16	1,220	1,263
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.7% 3/5/18 (g)	20,793	20,649
2.3% 3/5/20 (g)	10,090	9,989
Barclays PLC:
2% 3/16/18	16,700	16,640
2.75% 11/8/19	5,728	5,734
BB&T Corp. 3.95% 3/22/22	1,805	1,897
Capital One NA 2.95% 7/23/21	8,837	8,804
Citigroup, Inc.:
1.3% 11/15/16	663	664
1.55% 8/14/17	26,000	25,955
1.7% 4/27/18	8,422	8,387
1.75% 5/1/18	21,658	21,571
1.8% 2/5/18	17,419	17,409
1.85% 11/24/17	13,884	13,891
2.15% 7/30/18	17,815	17,920
2.5% 7/29/19	26,091	26,318
2.55% 4/8/19	24,266	24,557
3.875% 3/26/25	17,000	16,712
4.05% 7/30/22	17,500	18,056
4.3% 11/20/26	14,000	14,114
6% 8/15/17	15,053	16,191
Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	6,485	6,557
Credit Suisse AG 6% 2/15/18	17,158	18,537
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20 (g)	8,440	8,404
3.75% 3/26/25 (g)	8,440	8,250
3.8% 9/15/22 (g)	13,270	13,375
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,606
Discover Bank 7% 4/15/20	4,144	4,742
Fifth Third Bancorp:
2.875% 7/27/20	43,000	43,154
3.5% 3/15/22	638	650
4.5% 6/1/18	584	618
5.45% 1/15/17	4,032	4,208
HBOS PLC 6.75% 5/21/18 (g)	560	615
HSBC Holdings PLC 4.25% 3/14/24	3,415	3,459
Huntington Bancshares, Inc. 7% 12/15/20	3,353	3,930
Huntington National Bank:
1.7% 2/26/18	37,500	37,208
2.2% 4/1/19	3,200	3,177
2.4% 4/1/20	40,000	39,519
Intesa Sanpaolo SpA:
2.375% 1/13/17	18,700	18,786
3.125% 1/15/16	20,275	20,328
5.017% 6/26/24 (g)	5,410	5,417
JPMorgan Chase & Co.:
2.75% 6/23/20	10,395	10,522
3.875% 9/10/24	26,780	26,922
4.125% 12/15/26	113,135	114,482
KeyCorp. 5.1% 3/24/21	628	692
Rabobank Nederland 4.375% 8/4/25	13,516	13,808
Regions Bank 6.45% 6/26/37	12,100	14,429
Regions Financial Corp. 2% 5/15/18	7,953	7,919
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	65,325	67,200
6% 12/19/23	12,648	13,779
6.1% 6/10/23	9,334	10,159
6.125% 12/15/22	39,429	43,382
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,020
3.5% 1/20/17	4,862	4,967
The Toronto Dominion Bank 1.625% 3/13/18	20,247	20,275
Wells Fargo & Co.:
4.1% 6/3/26	15,000	15,250
4.48% 1/16/24	6,481	6,873
		1,110,690
Capital Markets - 1.6%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	8,929	8,530
4.25% 2/15/24	2,464	2,525
Deutsche Bank AG 4.5% 4/1/25	18,715	17,657
Goldman Sachs Group, Inc.:
1.748% 9/15/17	24,600	24,590
2.55% 10/23/19	85,599	86,435
2.6% 4/23/20	1,000	1,005
2.625% 1/31/19	30,072	30,617
2.9% 7/19/18	10,319	10,584
5.95% 1/18/18	5,343	5,801
6.15% 4/1/18	3,993	4,379
6.25% 9/1/17	23,534	25,415
Lazard Group LLC:
4.25% 11/14/20	5,286	5,519
6.85% 6/15/17	1,319	1,407
Merrill Lynch & Co., Inc. 6.4% 8/28/17	30,624	33,076
Morgan Stanley:
1.875% 1/5/18	7,156	7,184
2.125% 4/25/18	18,100	18,238
2.5% 1/24/19	43,150	43,841
2.65% 1/27/20	2,659	2,679
4.875% 11/1/22	8,674	9,381
5.45% 1/9/17	52,060	54,388
5.625% 9/23/19	547	609
5.95% 12/28/17	301	326
6.625% 4/1/18	1,804	1,997
Peachtree Corners Funding Trust 3.976% 2/15/25 (g)	10,000	10,029
UBS AG Stamford Branch:
1.375% 6/1/17	6,466	6,446
1.8% 3/26/18	12,466	12,480
2.375% 8/14/19	12,750	12,811
UBS Group Funding Ltd. 4.125% 9/24/25 (g)	9,717	9,742
		447,691
Consumer Finance - 0.6%
Capital One Financial Corp. 2.45% 4/24/19	5,260	5,304
Discover Financial Services:
3.85% 11/21/22	2,701	2,692
5.2% 4/27/22	2,488	2,679
6.45% 6/12/17	13,316	14,178
Ford Motor Credit Co. LLC:
1.5% 1/17/17	19,067	19,001
2.145% 1/9/18	25,000	24,913
2.375% 3/12/19	19,600	19,325
2.875% 10/1/18	11,000	11,080
5% 5/15/18	10,000	10,556
5.875% 8/2/21	12,574	14,128
Hyundai Capital America:
1.45% 2/6/17 (g)	6,312	6,285
1.875% 8/9/16 (g)	1,605	1,608
2.125% 10/2/17 (g)	2,357	2,352
2.55% 2/6/19 (g)	6,671	6,641
2.875% 8/9/18 (g)	2,848	2,886
Synchrony Financial:
1.875% 8/15/17	1,554	1,550
3% 8/15/19	2,283	2,294
3.75% 8/15/21	8,466	8,530
4.25% 8/15/24	3,469	3,468
		159,470
Diversified Financial Services - 0.0%
Brixmor Operating Partnership LP 3.875% 8/15/22	5,986	5,953
IntercontinentalExchange, Inc.:
2.75% 12/1/20	3,082	3,092
3.75% 12/1/25	5,510	5,559
		14,604
Insurance - 0.7%
ACE INA Holdings, Inc.:
2.875% 11/3/22	5,658	5,625
3.35% 5/3/26	4,560	4,548
4.35% 11/3/45	4,633	4,644
AFLAC, Inc. 2.4% 3/16/20	8,000	8,043
AIA Group Ltd. 2.25% 3/11/19 (g)	1,416	1,413
American International Group, Inc.:
3.75% 7/10/25	14,847	14,845
4.875% 6/1/22	4,860	5,302
5.6% 10/18/16	5,560	5,772
Aon Corp.:
3.125% 5/27/16	4,743	4,794
5% 9/30/20	129	142
Five Corners Funding Trust 4.419% 11/15/23 (g)	9,345	9,828
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(h)	2,508	2,524
Hartford Financial Services Group, Inc. 5.375% 3/15/17	685	717
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (g)	6,498	6,643
5% 6/1/21 (g)	8,525	9,168
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,819	5,260
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (g)	9,547	8,692
5.375% 12/1/41 (g)	3,576	3,864
Metropolitan Life Global Funding I 1.875% 6/22/18 (g)	7,075	7,089
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	4,915	5,939
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	3,967	5,798
Pacific LifeCorp:
5.125% 1/30/43 (g)	7,709	7,888
6% 2/10/20 (g)	9,721	10,879
Prudential Financial, Inc.:
2.3% 8/15/18	888	896
4.5% 11/16/21	1,764	1,917
7.375% 6/15/19	2,520	2,943
Symetra Financial Corp. 6.125% 4/1/16 (g)	8,408	8,523
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (g)	8,243	8,480
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (g)	1,938	1,954
4.125% 11/1/24 (g)	2,810	2,840
Unum Group:
3.875% 11/5/25	8,630	8,521
5.625% 9/15/20	3,860	4,271
5.75% 8/15/42	8,065	8,897
7.125% 9/30/16	2,076	2,170
		190,829
Real Estate Investment Trusts - 0.8%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,369	1,354
4.6% 4/1/22	2,035	2,121
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,726
American Tower Corp. 2.8% 6/1/20	8,000	7,959
AvalonBay Communities, Inc. 3.625% 10/1/20	2,800	2,919
Camden Property Trust 2.95% 12/15/22	2,417	2,339
CommonWealth REIT 5.875% 9/15/20	1,166	1,260
Corporate Office Properties LP:
3.7% 6/15/21	4,267	4,157
5% 7/1/25	4,089	3,970
DDR Corp.:
3.625% 2/1/25	3,723	3,541
4.25% 2/1/26	3,429	3,419
4.625% 7/15/22	4,470	4,628
4.75% 4/15/18	6,131	6,438
7.5% 4/1/17	8,836	9,468
9.625% 3/15/16	1,851	1,894
Digital Delta Holdings LLC:
3.4% 10/1/20 (g)	9,100	9,139
4.75% 10/1/25 (g)	6,539	6,614
Duke Realty LP:
3.625% 4/15/23	3,152	3,087
3.75% 12/1/24	2,549	2,483
3.875% 10/15/22	5,452	5,484
4.375% 6/15/22	3,753	3,877
5.95% 2/15/17	346	363
6.75% 3/15/20	1,339	1,535
8.25% 8/15/19	2,643	3,148
Equity One, Inc.:
3.75% 11/15/22	8,200	7,959
6% 9/15/17	876	931
6.25% 1/15/17	663	693
ERP Operating LP 5.75% 6/15/17	2,042	2,169
Federal Realty Investment Trust 5.9% 4/1/20	1,971	2,234
HCP, Inc.:
3.15% 8/1/22	7,000	6,674
3.875% 8/15/24	13,000	12,639
Health Care REIT, Inc.:
2.25% 3/15/18	2,600	2,599
4% 6/1/25	6,098	6,016
4.125% 4/1/19	13,700	14,367
4.7% 9/15/17	843	883
HRPT Properties Trust:
6.25% 6/15/17	996	1,033
6.65% 1/15/18	676	719
Lexington Corporate Properties Trust 4.4% 6/15/24	2,249	2,248
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	2,128	2,086
4.5% 4/1/27 (g)	34,977	33,322
4.95% 4/1/24	2,101	2,124
5.25% 1/15/26 (g)	10,420	10,707
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,583	1,501
5% 12/15/23	1,140	1,173
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,196
WP Carey, Inc. 4% 2/1/25	9,404	9,036
		215,232
Real Estate Management & Development - 0.5%
BioMed Realty LP:
2.625% 5/1/19	3,585	3,494
3.85% 4/15/16	11,312	11,390
4.25% 7/15/22	2,970	2,858
6.125% 4/15/20	2,611	2,804
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,304	7,139
4.1% 10/1/24	6,548	6,358
4.55% 10/1/29	6,548	6,353
4.95% 4/15/18	4,846	5,085
5.7% 5/1/17	309	324
6% 4/1/16	2,770	2,810
Digital Realty Trust LP:
3.95% 7/1/22	5,752	5,705
5.25% 3/15/21	4,138	4,470
Essex Portfolio LP 5.5% 3/15/17	3,921	4,100
Liberty Property LP:
3.375% 6/15/23	3,313	3,154
4.125% 6/15/22	3,219	3,254
4.75% 10/1/20	8,747	9,343
5.5% 12/15/16	2,529	2,628
Mack-Cali Realty LP:
2.5% 12/15/17	4,556	4,522
3.15% 5/15/23	7,438	6,438
4.5% 4/18/22	2,016	1,948
5.8% 1/15/16	5,020	5,043
7.75% 8/15/19	2,476	2,767
Mid-America Apartments LP:
4% 11/15/25	2,248	2,242
4.3% 10/15/23	1,248	1,270
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,328
Prime Property Funding, Inc. 5.7% 4/15/17 (g)	4,226	4,384
Reckson Operating Partnership LP 6% 3/31/16	1,949	1,975
Regency Centers LP 5.875% 6/15/17	1,329	1,407
Tanger Properties LP:
3.75% 12/1/24	4,790	4,722
3.875% 12/1/23	2,716	2,724
6.125% 6/1/20	9,597	10,900
Ventas Realty LP:
1.25% 4/17/17	3,126	3,107
1.55% 9/26/16	1,068	1,071
3.5% 2/1/25	2,214	2,121
3.75% 5/1/24	7,900	7,788
4.125% 1/15/26	2,782	2,780
4.375% 2/1/45	1,322	1,219
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,056	4,052
4% 4/30/19	1,999	2,089
		157,166

TOTAL FINANCIALS		2,295,682

HEALTH CARE - 0.8%
Biotechnology - 0.2%
AbbVie, Inc.:
1.75% 11/6/17	6,470	6,493
1.8% 5/14/18	21,902	21,877
3.2% 11/6/22	8,127	8,053
3.6% 5/14/25	12,082	11,973
Amgen, Inc. 1.25% 5/22/17	13,051	13,017
		61,413
Health Care Providers & Services - 0.3%
Express Scripts Holding Co.:
3.9% 2/15/22	1,915	1,984
4.75% 11/15/21	17,355	18,838
HCA Holdings, Inc.:
3.75% 3/15/19	11,874	11,993
4.25% 10/15/19	20,200	20,554
4.75% 5/1/23	375	372
5.875% 3/15/22	450	483
6.5% 2/15/20	12,966	14,344
McKesson Corp. 2.284% 3/15/19	6,400	6,411
Medco Health Solutions, Inc. 4.125% 9/15/20	5,031	5,305
UnitedHealth Group, Inc.:
3.35% 7/15/22	3,113	3,198
3.75% 7/15/25	8,581	8,900
WellPoint, Inc. 1.875% 1/15/18	195	196
		92,578
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,745	1,741
2.4% 2/1/19	1,100	1,104
3.3% 2/15/22	13,389	13,417
		16,262
Pharmaceuticals - 0.2%
Actavis Funding SCS:
1.3% 6/15/17	12,949	12,855
2.45% 6/15/19	3,839	3,826
3% 3/12/20	7,106	7,195
3.45% 3/15/22	12,371	12,512
Mylan, Inc. 1.35% 11/29/16	2,039	2,026
Perrigo Co. PLC:
1.3% 11/8/16	1,664	1,653
2.3% 11/8/18	1,780	1,758
Perrigo Finance PLC:
3.5% 12/15/21	1,752	1,721
3.9% 12/15/24	2,611	2,532
4.9% 12/15/44	1,145	1,064
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,149	2,152
Zoetis, Inc. 1.875% 2/1/18	992	984
		50,278

TOTAL HEALTH CARE		220,531

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (g)	5,000	5,607
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	1,273	1,308
6.9% 7/2/19	515	532
Southwest Airlines Co. 2.75% 11/6/19	14,700	14,897
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,843	1,953
8.36% 1/20/19	1,129	1,207
		19,897
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,829	1,809
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	3,319	3,270
2.625% 9/4/18	8,396	8,326
3.75% 2/1/22	7,839	7,737
3.875% 4/1/21	6,320	6,383
4.25% 9/15/24	5,492	5,382
4.75% 3/1/20	5,518	5,818
		36,916

TOTAL INDUSTRIALS		64,229

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
2.375% 12/17/18	1,262	1,268
6.55% 10/1/17	1,119	1,217
		2,485
IT Services - 0.0%
Xerox Corp. 2.95% 3/15/17	1,143	1,155
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 4.375% 5/13/45	18,876	18,968
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (g)	8,781	8,851
4.9% 10/15/25 (g)	8,781	8,670
6.35% 10/15/45 (g)	8,781	8,430
		44,919

TOTAL INFORMATION TECHNOLOGY		48,559

MATERIALS - 0.1%
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (g)(h)	3,645	3,664
6.75% 10/19/75 (g)(h)	9,054	9,031
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (g)	8,722	8,577
4.5% 8/13/23 (Reg. S)	10,600	10,453
4.875% 11/4/44 (g)	2,152	1,795
4.875% 11/4/44 (Reg. S)	5,050	4,211
		37,731
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc. 2.45% 6/30/20	5,759	5,664
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	73
CenturyLink, Inc.:
5.15% 6/15/17	487	502
6% 4/1/17	3,467	3,580
6.15% 9/15/19	4,463	4,586
Embarq Corp. 7.995% 6/1/36	53,896	56,634
Verizon Communications, Inc.:
2.625% 2/21/20	9,818	9,910
4.5% 9/15/20	45,631	49,545
5.012% 8/21/54	23,143	21,935
6.1% 4/15/18	4,897	5,393
6.25% 4/1/37	4,611	5,219
6.4% 9/15/33	6,073	7,091
6.55% 9/15/43	26,871	32,453
		202,585
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 2.375% 9/8/16	371	374

TOTAL TELECOMMUNICATION SERVICES		202,959

UTILITIES - 0.8%
Electric Utilities - 0.7%
AmerenUE 6.4% 6/15/17	1,518	1,630
American Transmission Systems, Inc. 5% 9/1/44 (g)	1,612	1,633
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	5,539	6,227
6.4% 9/15/20 (g)	14,254	16,230
Edison International 3.75% 9/15/17	4,499	4,654
Entergy Corp. 4% 7/15/22	8,700	8,917
Eversource Energy 1.45% 5/1/18	1,676	1,651
Exelon Corp.:
1.55% 6/9/17	1,687	1,682
3.95% 6/15/25	7,948	8,055
FirstEnergy Corp.:
2.75% 3/15/18	11,918	11,968
4.25% 3/15/23	27,079	27,470
7.375% 11/15/31	43,919	53,007
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,120	12,929
IPALCO Enterprises, Inc. 3.45% 7/15/20	13,932	13,723
LG&E and KU Energy LLC 3.75% 11/15/20	1,034	1,072
Nevada Power Co. 6.5% 8/1/18	2,642	2,947
NV Energy, Inc. 6.25% 11/15/20	1,957	2,237
Pennsylvania Electric Co. 6.05% 9/1/17	618	662
Progress Energy, Inc. 4.4% 1/15/21	405	430
TECO Finance, Inc.:
4% 3/15/16	1,828	1,842
5.15% 3/15/20	164	179
West Penn Power Co. 5.95% 12/15/17 (g)	6,500	7,000
		186,145
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (g)	357	366
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,451
Texas Eastern Transmission LP 6% 9/15/17 (g)	1,301	1,387
		4,204
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
2.6266% 9/30/66 (h)	20,448	15,945
7.5% 6/30/66 (h)	5,485	4,766
NiSource Finance Corp.:
5.45% 9/15/20	6,455	7,114
6.4% 3/15/18	1,206	1,323
6.8% 1/15/19	4,065	4,588
PG&E Corp. 2.4% 3/1/19	931	933
Puget Energy, Inc. 6% 9/1/21	813	924
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	4,882	4,003
		39,596

TOTAL UTILITIES		229,945

TOTAL NONCONVERTIBLE BONDS
(Cost $4,081,896)		4,056,197

U.S. Government and Government Agency Obligations - 4.7%
U.S. Treasury Inflation-Protected Obligations - 0.9%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$118,646	$105,980
1.375% 2/15/44	99,536	103,729
U.S. Treasury Inflation-Indexed Notes 0.25% 1/15/25	63,317	61,102

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		270,811

U.S. Treasury Obligations - 3.8%
U.S. Treasury Bills, yield at date of purchase 0.1% 1/28/16 (i)	5,580	5,579
U.S. Treasury Bonds:
2.875% 8/15/45	43,600	42,628
3% 5/15/45	252,075	252,420
U.S. Treasury Notes:
1% 8/31/16	300,000	300,820
1.625% 6/30/20	30,635	30,637
1.625% 11/30/20	124,293	124,142
2% 8/15/25	6,300	6,177
2.125% 5/15/25 (j)	307,462	305,012

TOTAL U.S. TREASURY OBLIGATIONS		1,067,415

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,358,508)		1,338,226

U.S. Government Agency - Mortgage Securities - 1.1%
Fannie Mae - 0.6%
2.302% 6/1/36 (h)	154	162
2.5% 9/1/27 to 4/1/43	12,517	12,655
2.5% 12/1/30 (e)	3,700	3,749
2.628% 7/1/37 (h)	269	286
3% 1/1/43 to 9/1/45	25,025	25,183
3.5% 7/1/30 to 9/1/45	40,408	42,152
3.5% 12/1/45	2,400	2,486
3.5% 12/1/45 (e)	9,900	10,254
4% 5/1/43 to 7/1/45	21,667	23,055
4% 12/1/45 (e)	300	318
4.5% 12/1/23 to 4/1/45	25,951	28,196
5% 9/1/23 to 11/1/44	8,672	9,592
5.5% 9/1/24 to 9/1/41	16,796	18,706
6% 6/1/35 to 8/1/37	4,221	4,805
6.5% 7/1/32 to 8/1/36	863	1,004

TOTAL FANNIE MAE		182,603

Freddie Mac - 0.3%
3% 3/1/45 to 7/1/45	17,992	18,073
3.176% 10/1/35 (h)	148	158
3.5% 4/1/43 to 6/1/45	19,568	20,266
4% 6/1/24 to 7/1/45	23,406	24,893
4.5% 7/1/25 to 4/1/41	10,722	11,603
5% 3/1/19 to 7/1/41	4,466	4,894
5.5% 1/1/34 to 3/1/40	1,040	1,166
6% 7/1/37 to 8/1/37	259	294
6.5% 3/1/36	659	766

TOTAL FREDDIE MAC		82,113

Ginnie Mae - 0.2%
3% 6/20/45	3,240	3,296
3.5% 7/20/42 to 8/20/45	26,136	27,326
4% 9/20/40 to 7/20/45	11,842	12,603
4.5% 4/20/41	2,560	2,766
5% 5/15/39	951	1,055
5.5% 12/15/31 to 1/15/39	2,179	2,466

TOTAL GINNIE MAE		49,512

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $312,963)		314,228

Asset-Backed Securities - 0.4%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.926% 4/25/35 (h)	$729	$659
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.847% 3/25/34 (h)	278	267
AmeriCredit Automobile Receivables Trust Series 2013-4:
Class C, 2.72% 9/9/19	1,410	1,423
Class D, 3.31% 10/8/19	880	895
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.247% 12/25/33 (h)	52	48
Series 2004-R2 Class M3, 1.022% 4/25/34 (h)	99	75
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.001% 3/25/34 (h)	53	48
Series 2004-W11 Class M2, 1.247% 11/25/34 (h)	616	599
Series 2004-W7 Class M1, 1.022% 5/25/34 (h)	1,600	1,497
Series 2006-W4 Class A2C, 0.357% 5/25/36 (h)	1,265	449
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.022% 4/25/34 (h)	1,860	1,686
Series 2006-HE2 Class M1, 0.591% 3/25/36 (h)	20	0
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.337% 12/25/36 (h)	1,978	1,327
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.676% 4/25/34 (h)	73	66
Series 2004-4 Class M2, 0.992% 6/25/34 (h)	110	100
Series 2004-7 Class AF5, 5.868% 1/25/35	1,662	1,727
Fannie Mae Series 2004-T5 Class AB3, 1.0288% 5/28/35 (h)	43	40
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.372% 8/25/34 (h)	319	301
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.022% 3/25/34 (h)	11	10
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.932% 1/25/35 (h)	1,041	909
Class M4, 1.217% 1/25/35 (h)	381	208
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7732% 2/25/47 (g)(h)	1,335	1,202
GE Business Loan Trust Series 2006-2A:
Class A, 0.377% 11/15/34 (g)(h)	727	690
Class B, 0.477% 11/15/34 (g)(h)	262	244
Class C, 0.577% 11/15/34 (g)(h)	436	388
Class D, 0.947% 11/15/34 (g)(h)	166	139
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.541% 8/25/33 (h)	268	252
Series 2003-3 Class M1, 1.511% 8/25/33 (h)	492	470
Series 2003-5 Class A2, 0.921% 12/25/33 (h)	36	34
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.387% 1/25/37 (h)	1,642	1,055
Invitation Homes Trust Series 2015-SFR3 Class E, 3.9468% 8/17/32 (g)(h)	2,593	2,549
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.521% 7/25/36 (h)	2,738	1,213
Series 2007-CH1 Class AV4, 0.327% 11/25/36 (h)	224	223
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.6564% 12/27/29 (h)	119	118
Series 2006-A Class 2C, 1.4764% 3/27/42 (h)	2,909	1,464
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.497% 5/25/37 (h)	358	4
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.947% 7/25/34 (h)	115	96
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.172% 7/25/34 (h)	303	278
Series 2006-FM1 Class A2B, 0.331% 4/25/37 (h)	265	263
Series 2006-OPT1 Class A1A, 0.717% 6/25/35 (h)	1,673	1,616
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.877% 8/25/34 (h)	63	58
Series 2005-NC1 Class M1, 0.857% 1/25/35 (h)	293	275
Series 2005-NC2 Class B1, 1.952% 3/25/35 (h)	214	4
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.707% 9/25/35 (h)	1,566	1,393
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.072% 9/25/34 (h)	585	548
Class M4, 2.372% 9/25/34 (h)	750	482
Series 2005-WCH1 Class M4, 1.442% 1/25/36 (h)	1,620	1,444
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.997% 4/25/33 (h)	6	5
Santander Drive Auto Receivables Trust:
Series 2014-1 Class C, 2.36% 4/15/20	9,000	9,019
Series 2014-2 Class C, 2.33% 11/15/19	6,409	6,447
Series 2014-3:
Class B, 1.45% 5/15/19	22,594	22,584
Class C, 2.13% 8/17/20	22,594	22,672
Series 2014-4 Class C, 2.6% 11/16/20	3,645	3,662
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.992% 3/25/35 (h)	838	775
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2872% 6/15/33 (h)	691	672
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.946% 9/25/34 (h)	45	39
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.057% 9/25/34 (h)	32	28
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8871% 4/6/42 (g)(h)	2,206	1,125
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1199% 10/25/44 (g)(h)	1,964	1,963
TOTAL ASSET-BACKED SECURITIES
(Cost $87,814)		97,827

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.781% 1/25/35 (h)	1,117	1,087
Citigroup Mortgage Loan Trust sequential payer Series 2012-A Class A, 2.5% 6/25/51 (g)	2,492	2,452
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6605% 10/25/34 (h)	497	498
Granite Master Issuer PLC floater:
Series 2006-3 Class M2, 0.7668% 12/20/54 (h)	5,460	5,455
Series 2006-4 Class M1, 0.5468% 12/20/54 (h)	1,198	1,197
Series 2007-1:
Class 1M1, 0.5068% 12/20/54 (h)	1,611	1,609
Class 2M1, 0.7068% 12/20/54(h)	2,067	2,065
Series 2007-2 Class 2C1, 1.0573% 12/17/54 (h)	2,864	2,860
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7672% 1/20/44 (h)	472	471
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5863% 8/25/36 (h)	1,125	952
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.407% 5/25/47 (h)	394	363
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.391% 2/25/37 (h)	824	738
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.487% 7/25/35 (h)	1,013	960
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5469% 6/10/35 (g)(h)	382	347
Class B6, 3.0469% 6/10/35 (g)(h)	81	74
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (h)	25	25
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5832% 4/25/33 (h)	99	98
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.397% 9/25/36 (h)	1,522	1,449
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.837% 9/25/43 (h)	2,018	1,949

TOTAL PRIVATE SPONSOR		24,649

U.S. Government Agency - 0.0%
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H21 Class JA, 2.5% 6/20/65 (k)	13,193	13,405
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $28,535)		38,054

Commercial Mortgage Securities - 2.0%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4559% 2/14/43 (h)(l)	283	3
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (h)	18,263	18,371
Series 2006-6 Class A3, 5.369% 10/10/45	2,074	2,081
Series 2007-2 Class A4, 5.6199% 4/10/49 (h)	25,995	26,823
Series 2007-3 Class A4, 5.5616% 6/10/49 (h)	2,548	2,640
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	4,152	4,292
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class B, 1.7958% 5/15/32 (g)(h)	7,236	7,166
Class C, 2.2458% 5/15/32 (g)(h)	6,417	6,331
Class D, 3.0958% 5/15/32 (g)(h)	3,365	3,320
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.496% 12/25/33 (g)(h)	35	32
Series 2005-3A:
Class A2, 0.621% 11/25/35 (g)(h)	318	283
Class M1, 0.661% 11/25/35 (g)(h)	42	36
Class M2, 0.711% 11/25/35 (g)(h)	53	43
Class M3, 0.731% 11/25/35 (g)(h)	47	37
Class M4, 0.821% 11/25/35 (g)(h)	59	45
Series 2005-4A:
Class A2, 0.611% 1/25/36 (g)(h)	828	733
Class B1, 1.621% 1/25/36 (g)(h)	35	22
Class M1, 0.671% 1/25/36 (g)(h)	267	217
Class M2, 0.691% 1/25/36 (g)(h)	80	63
Class M3, 0.721% 1/25/36 (g)(h)	117	88
Class M4, 0.831% 1/25/36 (g)(h)	65	48
Class M5, 0.871% 1/25/36 (g)(h)	65	48
Class M6, 0.921% 1/25/36 (g)(h)	69	46
Series 2006-1:
Class A2, 0.581% 4/25/36 (g)(h)	133	115
Class M1, 0.601% 4/25/36 (g)(h)	47	38
Class M2, 0.621% 4/25/36 (g)(h)	50	40
Class M3, 0.641% 4/25/36 (g)(h)	43	34
Class M4, 0.741% 4/25/36 (g)(h)	24	19
Class M5, 0.781% 4/25/36 (g)(h)	24	17
Class M6, 0.861% 4/25/36 (g)(h)	47	33
Series 2006-2A:
Class M1, 0.531% 7/25/36 (g)(h)	116	92
Class M2, 0.551% 7/25/36 (g)(h)	82	65
Class M3, 0.571% 7/25/36 (g)(h)	68	54
Class M4, 0.641% 7/25/36 (g)(h)	46	36
Class M5, 0.691% 7/25/36 (g)(h)	57	42
Series 2006-3A Class M4, 0.651% 10/25/36 (g)(h)	35	3
Series 2006-4A:
Class A2, 0.491% 12/25/36 (g)(h)	2,496	2,108
Class M1, 0.511% 12/25/36 (g)(h)	166	129
Class M2, 0.531% 12/25/36 (g)(h)	111	72
Class M3, 0.561% 12/25/36 (g)(h)	111	66
Series 2007-1 Class A2, 0.491% 3/25/37 (g)(h)	500	418
Series 2007-2A:
Class A1, 0.491% 7/25/37 (g)(h)	517	445
Class A2, 0.541% 7/25/37 (g)(h)	485	388
Class M1, 0.591% 7/25/37 (g)(h)	170	130
Class M2, 0.631% 7/25/37 (g)(h)	93	66
Class M3, 0.711% 7/25/37 (g)(h)	72	44
Series 2007-3:
Class A2, 0.511% 7/25/37 (g)(h)	510	414
Class M1, 0.531% 7/25/37 (g)(h)	102	77
Class M2, 0.561% 7/25/37 (g)(h)	108	78
Class M3, 0.591% 7/25/37 (g)(h)	170	84
Class M4, 0.721% 7/25/37 (g)(h)	268	88
Class M5, 0.821% 7/25/37 (g)(h)	130	20
Series 2007-4A Class M1, 1.147% 9/25/37 (g)(h)	181	38
Series 2004-1, Class IO, 1.25% 4/25/34 (g)(l)	1,120	42
Series 2006-3A, Class IO, 0% 10/25/36 (g)(h)(l)	15,859	0
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2007-PW16 Class A4, 5.7049% 6/11/40 (h)	623	646
Series 2007-PW18 Class A4, 5.7% 6/11/50	5,724	5,997
Series 2006-T22 Class A4, 5.6179% 4/12/38 (h)	79	79
Series 2007-PW18 Class X2, 0.3004% 6/11/50 (g)(h)(l)	60,489	0
C-BASS Trust floater Series 2006-SC1 Class A, 0.491% 5/25/36 (g)(h)	239	230
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.1958% 12/15/27 (g)(h)	2,953	2,930
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.7114% 12/10/49 (h)	4,371	4,569
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	1,524	1,547
Series 2007-CD4 Class A4, 5.322% 12/11/49	11,593	11,848
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.047% 4/15/17 (g)(h)	138	139
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,260	1,281
Series 2007-C2 Class A2, 5.448% 1/15/49 (h)	25	25
Series 2007-C3 Class A4, 5.699% 6/15/39 (h)	462	480
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	1,143	1,187
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (g)(h)(l)	1	0
CSMC Series 2015-TOWN:
Class B, 2.097% 3/15/17 (g)(h)	1,574	1,564
Class C, 2.4458% 3/15/17 (g)(h)	1,534	1,523
Class D, 3.397% 3/15/17 (g)(h)	2,321	2,299
Extended Stay America Trust floater Series 2013-ESFL:
Class BFL, 1.293% 12/5/31 (g)(h)	977	977
Class CFL, 1.693% 12/5/31 (g)(h)	693	693
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/19 (g)(h)	7,930	7,972
Class CFX, 3.4949% 12/15/19 (g)(h)	6,656	6,581
Class DFX, 3.4949% 12/15/19 (g)(h)	5,641	5,467
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	21,243	21,941
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	28,625	29,511
Series 2006-GG7 Class A4, 5.8193% 7/10/38 (h)	9,824	9,891
GS Mortgage Securities Trust sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	2,385	2,435
Class A4, 5.56% 11/10/39	14,041	14,093
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (g)	1,380	1,374
Class DFX, 4.4065% 11/5/30 (g)	12,899	12,899
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.477% 11/15/18 (g)(h)	131	128
Class F, 0.527% 11/15/18 (g)(h)	383	368
Class G, 0.557% 11/15/18 (g)(h)	332	318
Class H, 0.697% 11/15/18 (g)(h)	255	244
Series 2014-BXH:
Class C, 1.847% 4/15/27 (g)(h)	2,117	2,115
Class D, 2.447% 4/15/27 (g)(h)	4,512	4,502
sequential payer:
Series 2006-CB16 Class A4, 5.552% 5/12/45	2,182	2,214
Series 2006-CB17 Class A4, 5.429% 12/12/43	8,557	8,734
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	2,469	2,509
Class A4, 5.399% 5/15/45	750	755
Series 2006-LDP9 Class A3, 5.336% 5/15/47	10,732	10,975
Series 2007-CB18 Class A4, 5.44% 6/12/47	4,014	4,131
Series 2007-CB19 Class A4, 5.695% 2/12/49 (h)	4,621	4,802
Series 2007-LD11 Class A4, 5.7741% 6/15/49 (h)	34,884	35,887
Series 2007-LDPX Class A3, 5.42% 1/15/49	17,127	17,618
Series 2006-LDP7 Class A4, 6.1047% 4/15/45 (h)	2,868	2,884
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (h)	72	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0966% 7/15/44 (h)	3,230	3,384
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	586	597
Series 2006-C7 Class A2, 5.3% 11/15/38	404	405
Series 2007-C1 Class A4, 5.424% 2/15/40	3,861	3,965
Series 2007-C2 Class A3, 5.43% 2/15/40	2,375	2,454
Series 2007-C6 Class A4, 5.858% 7/15/40 (h)	1,287	1,329
Series 2007-C7 Class A3, 5.866% 9/15/45	2,911	3,091
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.414% 1/12/44 (g)(h)	1,143	1,140
Series 2008-C1 Class A4, 5.69% 2/12/51	1,997	2,111
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (h)	19	19
Series 2007-5 Class A4, 5.378% 8/12/48	7,427	7,628
Series 2007-6 Class A4, 5.485% 3/12/51 (h)	10,897	11,274
Series 2007-7 Class A4, 5.7427% 6/12/50 (h)	4,263	4,451
Series 2007-6 Class B, 5.635% 3/12/51 (h)	1,314	411
Series 2007-8 Class A3, 5.8772% 8/12/49 (h)	1,133	1,187
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.397% 7/15/19 (g)(h)	393	393
Series 2007-XLFA:
Class D, 0.3858% 10/15/20 (g)(h)	306	305
Class E, 0.4458% 10/15/20 (g)(h)	916	914
Class F, 0.4958% 10/15/20 (g)(h)	550	549
Class G, 0.5358% 10/15/20 (g)(h)	680	678
Class H, 0.6258% 10/15/20 (g)(h)	428	424
Class J, 0.7758% 10/15/20 (g)(h)	247	241
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44	72	72
Series 2007-IQ15 Class A4, 5.9171% 6/11/49 (h)	25,999	27,172
Series 2006-IQ11 Class A4, 5.7565% 10/15/42 (h)	120	120
Series 2007-IQ14:
Class A4, 5.692% 4/15/49	10,971	11,376
Class AAB, 5.654% 4/15/49	975	986
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	169	52
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class J, 0.7993% 9/15/21 (g)(h)	323	307
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	37,013	38,141
Series 2007-C31:
Class A4, 5.509% 4/15/47	46,948	48,829
Class A5, 5.5% 4/15/47	5,339	5,528
Series 2007-C32 Class A3, 5.7127% 6/15/49 (h)	4,600	4,747
Series 2007-C33:
Class A4, 5.9524% 2/15/51 (h)	27,494	28,544
Class A5, 5.9524% 2/15/51 (h)	870	923
Series 2005-C22 Class B, 5.3981% 12/15/44 (h)	2,914	2,908
Series 2006-C27 Class A1A, 5.749% 7/15/45 (h)	11,941	12,072
Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	3,942	4,035
Class D, 5.513% 12/15/43 (h)	2,102	2,097
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $563,145)		561,284

Municipal Securities - 1.4%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,255	$1,790
7.3% 10/1/39	18,960	26,846
7.5% 4/1/34	8,780	12,450
7.55% 4/1/39	21,130	31,207
7.6% 11/1/40	32,050	48,174
7.625% 3/1/40	2,920	4,301
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,360	1,346
Series 2010 C1, 7.781% 1/1/35	13,980	15,469
Series 2012 B, 5.432% 1/1/42	6,845	6,042
6.05% 1/1/29	475	456
6.314% 1/1/44	14,335	13,926
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	38,500	39,279
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	4,370	4,451
4.95% 6/1/23	8,975	9,023
5.1% 6/1/33	109,615	103,970
Series 2010 5, 6.2% 7/1/21	4,120	4,434
Series 2010-1, 6.63% 2/1/35	17,960	18,587
Series 2010-3:
5.547% 4/1/19	185	196
6.725% 4/1/35	10,580	11,118
7.35% 7/1/35	5,140	5,637
Series 2011:
4.961% 3/1/16	580	586
5.365% 3/1/17	215	222
5.665% 3/1/18	9,625	10,117
5.877% 3/1/19	26,600	28,532
Series 2013:
1.28% 12/1/15	4,975	4,975
4% 12/1/20	7,040	7,040
TOTAL MUNICIPAL SECURITIES
(Cost $405,178)		410,174

Foreign Government and Government Agency Obligations - 0.0%
Brazilian Federative Republic 4.875% 1/22/21	$3,000	$2,904
Italian Republic 5.375% 6/12/17	4,630	4,894
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,926)		7,798

Bank Notes - 0.4%
Bank of America NA:
1.65% 3/26/18	$11,537	$11,520
5.3% 3/15/17	16,651	17,410
Capital One NA 1.65% 2/5/18	8,000	7,935
Discover Bank:
(Delaware) 3.2% 8/9/21	9,774	9,682
3.1% 6/4/20	11,505	11,626
8.7% 11/18/19	745	883
Huntington National Bank 1.3% 11/20/16	4,131	4,131
Marshall & Ilsley Bank 5% 1/17/17	10,492	10,854
Regions Bank 7.5% 5/15/18	13,814	15,436
Wachovia Bank NA 6% 11/15/17	8,083	8,767
TOTAL BANK NOTES
(Cost $96,698)		98,244

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346%(h)(m)	$	$
(Cost $1,362)	1,204	1,260
	Shares	Value (000s)

Fixed-Income Funds - 7.8%
Fidelity High Income Central Fund 2 (n)	6,372,306	668,646
Fidelity Mortgage Backed Securities Central Fund (n)	14,314,613	1,560,007
TOTAL FIXED-INCOME FUNDS
(Cost $2,153,741)		2,228,653

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 0.18% (o)	739,724,268	739,724
Fidelity Securities Lending Cash Central Fund, 0.22% (o)(p)	116,362,300	116,362
TOTAL MONEY MARKET FUNDS
(Cost $856,086)		856,086
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $25,140,127)		28,497,604
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(57,443)
NET ASSETS - 100%		$28,440,161

TBA Sale Commitments

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 12/1/45	$(3,000)	$(3,013)
3.5% 12/1/45	(2,400)	(2,486)
3.5% 12/1/45	(2,400)	(2,486)
4.5% 12/1/45	(900)	(973)
TOTAL TBA SALE COMMITMENTS
(Proceeds $8,940)		$(8,958)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
783 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	81,424	$4,052

The face value of futures purchased as a percentage of Net Assets is 0.3%

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	USD $115	$(110)	$0	$(110)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,007,000 or 0.1% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated company

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $665,075,000 or 2.3% of net assets.

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,810,000.

 (j) Security or a portion of the security has been segregated as collateral for open over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $175,000.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Security is perpetual in nature with no stated maturity date.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (p) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$6,428
MongoDB, Inc. Series F, 8.00%	10/2/13	$4,704

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$287
Fidelity High Income Central Fund 2	10,962
Fidelity Mortgage Backed Securities Central Fund	9,177
Fidelity Securities Lending Cash Central Fund	321
Total	$20,747

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$699,679	$--	$--	$668,646	87.6%
Fidelity Mortgage Backed Securities Central Fund	1,563,842	149,727	150,041	1,560,007	28.2%
Total	$2,263,521	$149,727	$150,041	$2,228,653

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Opower, Inc.	$25,294	$181	$--	$--	$26,397
Total	$25,294	$181	$--	$--	$26,397

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,731,197	$2,712,378	$--	$18,819
Consumer Staples	1,758,515	1,740,857	17,658	--
Energy	1,283,723	1,272,576	11,147	--
Financials	2,857,671	2,857,671	--	--
Health Care	2,727,987	2,727,987	--	--
Industrials	1,645,789	1,645,789	--	--
Information Technology	3,804,362	3,774,084	28,090	2,188
Materials	758,103	758,103	--	--
Telecommunication Services	408,946	408,946	--	--
Utilities	513,280	513,280	--	--
Corporate Bonds	4,056,197	--	4,056,197	--
U.S. Government and Government Agency Obligations	1,338,226	--	1,338,226	--
U.S. Government Agency - Mortgage Securities	314,228	--	314,228	--
Asset-Backed Securities	97,827	--	95,489	2,338
Collateralized Mortgage Obligations	38,054	--	38,054	--
Commercial Mortgage Securities	561,284	--	561,229	55
Municipal Securities	410,174	--	410,174	--
Foreign Government and Government Agency Obligations	7,798	--	7,798	--
Bank Notes	98,244	--	98,244	--
Preferred Securities	1,260	--	1,260	--
Fixed-Income Funds	2,228,653	2,228,653	--	--
Money Market Funds	856,086	856,086	--	--
Total Investments in Securities:	$28,497,604	$21,496,410	$6,977,794	$23,400
Derivative Instruments:
Assets
Futures Contracts	$4,052	$4,052	$--	$--
Total Assets	$4,052	$4,052	$--	$--
Liabilities
Swaps	$(110)	$--	$(110)	$--
Total Liabilities	$(110)	$--	$(110)	$--
Total Derivative Instruments:	$3,942	$4,052	$(110)	$--
Other Financial Instruments:
TBA Sale Commitments	$(8,958)	$--	$(8,958)	$--
Total Other Financial Instruments:	$(8,958)	$--	$(8,958)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $25,182,720,000. Net unrealized appreciation aggregated $3,314,884,000, of which $4,237,374,000 related to appreciated investment securities and $922,490,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Puritan® Fund

November 30, 2015

PUR-QTLY-0116
1.809105.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.1%
Chassix Holdings, Inc.	18,330	$423
Delphi Automotive PLC	397,193	34,905
		35,328
Automobiles - 0.5%
Brilliance China Automotive Holdings Ltd.	10,096,000	12,839
Chongqing Changan Automobile Co. Ltd. (B Shares)	6,710,778	12,983
General Motors Co.	945,514	34,228
General Motors Co.:
warrants 7/10/16 (a)	8,394	221
warrants 7/10/19 (a)	8,394	152
Tesla Motors, Inc. (a)	224,500	51,693
		112,116
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(b)	1,945	19
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	150,000	4,893
Domino's Pizza, Inc.	284,200	30,543
Extended Stay America, Inc. unit	150,000	2,567
Hilton Worldwide Holdings, Inc.	1,318,800	30,623
McDonald's Corp.	858,900	98,052
Starbucks Corp.	3,435,600	210,911
Station Holdco LLC (a)(b)(c)	1,194,419	4,157
Station Holdco LLC (a)(b)(d)	9,088	32
Station Holdco LLC:
unit (a)(b)(d)	2,660	2
warrants 6/15/18 (a)(b)(c)	75,658	43
Vail Resorts, Inc.	957,527	115,478
Wyndham Worldwide Corp.	922,800	70,059
		567,360
Household Durables - 0.2%
PulteGroup, Inc.	3,032,200	59,067
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	408,400	271,504
Expedia, Inc.	162,600	20,018
Netflix, Inc. (a)	585,600	72,222
Priceline Group, Inc. (a)	25,800	32,220
Spotify Technology SA (a)(b)	15,262	24,450
		420,414
Media - 3.8%
AMC Networks, Inc. Class A (a)	53,800	4,374
Charter Communications, Inc. Class A (a)(e)	292,000	54,709
Comcast Corp. Class A (special) (non-vtg.) (e)	2,605,500	159,040
Cumulus Media, Inc. Class A (a)	398,000	158
Legend Pictures LLC (a)(b)(c)	49,141	107,897
Lions Gate Entertainment Corp. (e)	1,870,900	63,498
Live Nation Entertainment, Inc. (a)	1,624,600	41,249
Publicis Groupe SA	36,972	2,332
Starz Series A (a)	1,043,000	36,797
The Walt Disney Co.	1,617,490	183,537
Time Warner Cable, Inc.	350,900	64,836
Time Warner, Inc.	836,400	58,531
Tribune Media Co. Class A	13,773	537
Tribune Publishing Co.	3,443	35
Vertis Holdings, Inc. (a)	1,934	0
Vice Holding, Inc.	88,730	182,619
Vivendi SA	390,024	8,193
		968,342
Specialty Retail - 1.7%
Home Depot, Inc.	2,052,200	274,749
L Brands, Inc.	674,000	64,306
TJX Companies, Inc.	947,200	66,872
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	161,700	27,004
		432,931
Textiles, Apparel & Luxury Goods - 1.6%
Brunello Cucinelli SpA (e)	1,407,200	24,517
Christian Dior SA (e)	202,800	37,111
Hermes International SCA	81,100	28,555
lululemon athletica, Inc. (a)	522,300	24,976
Luxottica Group SpA	81,800	5,471
Michael Kors Holdings Ltd. (a)	129,061	5,552
NIKE, Inc. Class B	1,403,100	185,602
Ralph Lauren Corp.	226,500	28,134
Ted Baker PLC	302,900	14,954
Tory Burch LLC (b)(c)	324,840	18,629
Tory Burch LLC Class A unit (b)(c)	702,741	36,936
		410,437

TOTAL CONSUMER DISCRETIONARY		3,006,014

CONSUMER STAPLES - 5.0%
Beverages - 1.8%
Anheuser-Busch InBev SA NV ADR	287,800	36,971
Constellation Brands, Inc. Class A (sub. vtg.)	1,088,100	152,617
Kweichow Moutai Co. Ltd.	546,469	18,304
Molson Coors Brewing Co. Class B	484,800	44,616
Monster Beverage Corp.	523,100	80,876
The Coca-Cola Co.	3,123,000	133,102
		466,486
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	578,500	93,381
CVS Health Corp.	1,748,800	164,545
Walgreens Boots Alliance, Inc.	853,100	71,686
		329,612
Food Products - 0.7%
Keurig Green Mountain, Inc.	300,400	15,741
Mead Johnson Nutrition Co. Class A	234,000	18,858
Mondelez International, Inc.	2,533,100	110,595
The Kraft Heinz Co.	430,200	31,701
WhiteWave Foods Co. (a)	90,000	3,657
		180,552
Household Products - 0.1%
Kimberly-Clark Corp.	255,800	30,479
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	1,178,400	99,127
L'Oreal SA	10,600	1,877
		101,004
Tobacco - 0.7%
Reynolds American, Inc.	3,758,084	173,811

TOTAL CONSUMER STAPLES		1,281,944

ENERGY - 2.9%
Energy Equipment & Services - 0.8%
Aspen Aerogels, Inc. (a)	973,128	6,325
Baker Hughes, Inc.	300,700	16,259
Cameron International Corp. (a)	389,500	26,599
Schlumberger Ltd.	1,870,600	144,317
		193,500
Oil, Gas & Consumable Fuels - 2.1%
Anadarko Petroleum Corp.	14,400	863
Apache Corp.	748,600	36,816
Cabot Oil & Gas Corp.	1,397,900	26,322
Chevron Corp.	1,768,300	161,481
Cimarex Energy Co.	307,400	36,587
Columbia Pipeline Group, Inc.	37,320	715
EQT Corp.	217,900	12,468
Golar LNG Ltd.	545,000	14,906
Imperial Oil Ltd.	1,965,800	63,856
Kinder Morgan, Inc.	1,707,000	40,234
Memorial Resource Development Corp. (a)	1,702,000	27,726
Noble Energy, Inc.	724,499	26,567
Suncor Energy, Inc.	2,987,300	82,542
The Williams Companies, Inc.	377,600	13,805
		544,888

TOTAL ENERGY		738,388

FINANCIALS - 11.5%
Banks - 6.0%
Bank of America Corp.	12,866,300	224,260
CIT Group, Inc.	549,100	23,589
Citigroup, Inc.	5,010,140	270,998
First Republic Bank	50,000	3,443
Hanhzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 10/21/16 (a)(f)	5,195,300	27,275
JPMorgan Chase & Co.	4,775,723	318,445
M&T Bank Corp.	457,400	57,326
Prosperity Bancshares, Inc.	797,927	44,213
Regions Financial Corp.	5,303,800	53,781
SunTrust Banks, Inc.	2,158,500	93,722
TCF Financial Corp.	258,400	3,959
U.S. Bancorp	3,095,400	135,857
Wells Fargo & Co.	5,195,940	286,296
		1,543,164
Capital Markets - 1.1%
E*TRADE Financial Corp. (a)	2,255,500	68,635
Goldman Sachs Group, Inc.	413,700	78,611
Invesco Ltd.	1,603,600	54,025
Motors Liquidation Co. GUC Trust (a)	28,150	372
PJT Partners, Inc. (a)	60,505	1,418
The Blackstone Group LP	2,406,829	75,165
		278,226
Consumer Finance - 0.2%
Capital One Financial Corp.	536,000	42,081
LendingClub Corp. (e)	810,600	9,743
		51,824
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. Class B (a)	1,385,900	185,835
McGraw Hill Financial, Inc.	625,900	60,381
Moody's Corp.	482,800	49,786
		296,002
Insurance - 1.5%
ACE Ltd.	1,376,500	158,091
MetLife, Inc.	1,852,600	94,649
The Chubb Corp.	477,400	62,315
The Travelers Companies, Inc.	571,000	65,419
		380,474
Real Estate Investment Trusts - 1.4%
American Tower Corp.	1,599,700	158,978
Boston Properties, Inc.	283,400	35,422
Public Storage	450,600	108,171
Simon Property Group, Inc.	329,200	61,310
		363,881
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	961,800	36,039

TOTAL FINANCIALS		2,949,610

HEALTH CARE - 10.9%
Biotechnology - 3.7%
AbbVie, Inc.	2,237,100	130,087
ACADIA Pharmaceuticals, Inc. (a)	1,662,304	63,084
Acceleron Pharma, Inc. (a)	130,400	5,590
Alexion Pharmaceuticals, Inc. (a)	395,600	70,591
Amgen, Inc.	1,805,200	290,818
Asterias Biotherapeutics, Inc. (a)(e)	130,874	628
Biogen, Inc. (a)	66,300	19,019
BioMarin Pharmaceutical, Inc. (a)	173,900	16,585
Celgene Corp. (a)	497,000	54,397
Genmab A/S (a)	466,200	60,082
Geron Corp. (a)(e)	3,139,900	16,013
Gilead Sciences, Inc.	657,200	69,637
Grifols SA ADR	45,780	1,591
Macrogenics, Inc. (a)	226,200	7,822
Neurocrine Biosciences, Inc. (a)	579,100	31,486
Puma Biotechnology, Inc. (a)	158,500	11,935
Spark Therapeutics, Inc.	178,800	10,333
Vertex Pharmaceuticals, Inc. (a)	654,300	84,640
XOMA Corp. (a)(e)	1,530,200	2,035
		946,373
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (a)	7,346,200	134,289
Corindus Vascular Robotics, Inc. (e)(g)	1,315,800	4,211
Corindus Vascular Robotics, Inc. (a)(b)(g)	5,000,000	16,000
Medtronic PLC	4,236,286	319,162
Nevro Corp.	331,353	20,007
St. Jude Medical, Inc.	951,400	60,033
Zimmer Biomet Holdings, Inc.	564,000	56,970
		610,672
Health Care Providers & Services - 0.6%
Cigna Corp.	195,400	26,375
HCA Holdings, Inc. (a)	67,000	4,560
Legend Acquisition, Inc. (a)	2,509	38
Legend Acquisition, Inc.:
Class A warrants (a)	17,259	0
Class B warrants (a)	22,759	0
McKesson Corp.	628,800	119,063
		150,036
Health Care Technology - 0.0%
CareView Communications, Inc. (a)(e)(g)	10,425,300	2,814
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	829,655	34,696
Illumina, Inc. (a)	1,862	342
		35,038
Pharmaceuticals - 4.0%
Allergan PLC (a)	1,109,589	348,289
Bristol-Myers Squibb Co.	1,879,700	125,959
Endo Health Solutions, Inc. (a)	792,100	48,698
Jazz Pharmaceuticals PLC (a)	114,600	16,799
Johnson & Johnson	740,900	75,009
Mallinckrodt PLC (a)	8,900	604
Merck & Co., Inc.	317,300	16,820
Pfizer, Inc.	4,234,400	138,761
Prestige Brands Holdings, Inc. (a)	581,402	29,588
Shire PLC sponsored ADR	269,100	56,070
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,721,700	108,347
The Medicines Company (a)	618,500	25,983
TherapeuticsMD, Inc. (a)	5,042,814	37,872
		1,028,799

TOTAL HEALTH CARE		2,773,732

INDUSTRIALS - 4.8%
Aerospace & Defense - 2.1%
BAE Systems PLC	3,064,300	23,834
BWX Technologies, Inc.	1,066,100	32,463
Esterline Technologies Corp. (a)	28,400	2,700
General Dynamics Corp.	821,100	120,258
Honeywell International, Inc.	268,100	27,869
Orbital ATK, Inc.	662,215	56,891
Raytheon Co.	251,100	31,144
Rockwell Collins, Inc.	979,900	90,817
The Boeing Co.	543,900	79,110
TransDigm Group, Inc. (a)	257,600	60,441
		525,527
Air Freight & Logistics - 0.4%
FedEx Corp.	623,200	98,802
Building Products - 0.2%
Lennox International, Inc.	333,400	45,316
Masonite International Corp. (a)	5,358	353
Masonite International Corp. warrants 6/9/16 (a)	19,485	244
		45,913
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (a)(b)	5,819,318	349
Electrical Equipment - 0.1%
AMETEK, Inc.	369,500	20,862
SolarCity Corp. (a)(e)	89,800	2,583
		23,445
Industrial Conglomerates - 1.7%
Danaher Corp.	932,700	89,903
General Electric Co.	11,188,100	334,972
		424,875
Machinery - 0.2%
Deere & Co. (e)	786,200	62,558
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	12,500	978
Norfolk Southern Corp.	370,200	35,191
		36,169
Trading Companies & Distributors - 0.0%
United Rentals, Inc. (a)	22,500	1,770

TOTAL INDUSTRIALS		1,219,408

INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 0.7%
Cisco Systems, Inc.	5,604,800	152,731
QUALCOMM, Inc.	750,500	36,617
		189,348
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	677,600	37,302
Arrow Electronics, Inc. (a)	88,800	5,023
CDW Corp.	100,000	4,317
E Ink Holdings, Inc. GDR (a)(f)	140,100	648
Keysight Technologies, Inc. (a)	637,727	19,648
		66,938
Internet Software & Services - 4.4%
58.com, Inc. ADR (a)	47,700	2,872
Alibaba Group Holding Ltd. sponsored ADR (a)	1,078,300	90,663
Alphabet, Inc. Class C	792,883	588,795
eBay, Inc. (a)	602,100	17,816
Facebook, Inc. Class A (a)	3,269,560	340,819
GoDaddy, Inc. (a)	87,500	2,719
Gogo, Inc. (a)(e)	1,273,698	22,863
Mail.Ru Group Ltd.:
GDR (a)(f)	77,400	1,780
GDR (Reg. S) (a)	5,300	122
NAVER Corp.	44	24
Pandora Media, Inc. (a)	23,894	330
Tencent Holdings Ltd.	28,500	566
Viggle, Inc. (a)(f)	56,268	26
Yahoo!, Inc. (a)	720,500	24,360
Youku Tudou, Inc. ADR (a)	974,200	26,177
		1,119,932
IT Services - 3.2%
Accenture PLC Class A	1,141,700	122,413
Cognizant Technology Solutions Corp. Class A (a)	3,059,600	197,589
Fidelity National Information Services, Inc.	71,379	4,545
MasterCard, Inc. Class A	1,200,500	117,553
VeriFone Systems, Inc. (a)	860,700	24,685
Visa, Inc. Class A	4,503,100	355,790
		822,575
Semiconductors & Semiconductor Equipment - 1.8%
Altera Corp.	655,700	34,621
Analog Devices, Inc.	477,600	29,434
Avago Technologies Ltd.	425,700	55,533
Broadcom Corp. Class A	1,523,800	83,245
Cree, Inc. (a)(e)	592,700	16,382
Cypress Semiconductor Corp.	1,614	17
Freescale Semiconductor, Inc. (a)	94,000	3,658
Lam Research Corp.	3,366	263
Maxim Integrated Products, Inc.	1,727,800	66,987
NXP Semiconductors NV (a)	989,300	92,460
Qorvo, Inc. (a)	403,000	23,402
Skyworks Solutions, Inc.	149,300	12,395
Texas Instruments, Inc.	517,700	30,089
		448,486
Software - 2.8%
Activision Blizzard, Inc.	1,712,100	64,478
Adobe Systems, Inc. (a)	1,030,900	94,286
Autodesk, Inc. (a)	794,800	50,446
Citrix Systems, Inc. (a)	215,400	16,515
Electronic Arts, Inc. (a)	306,400	20,771
Microsoft Corp.	2,984,230	162,193
Mobileye NV (a)(e)	991,840	43,244
Oracle Corp.	3,731,300	145,409
Red Hat, Inc. (a)	198,000	16,119
Salesforce.com, Inc. (a)	1,165,300	92,863
Workday, Inc. Class A (a)	174,300	14,591
		720,915
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	4,997,100	591,143
Hewlett Packard Enterprise Co.	721,300	10,719
HP, Inc.	721,300	9,045
SanDisk Corp.	214,700	15,860
		626,767

TOTAL INFORMATION TECHNOLOGY		3,994,961

MATERIALS - 1.4%
Chemicals - 1.4%
Ashland, Inc.	24	3
CF Industries Holdings, Inc.	275,230	12,699
E.I. du Pont de Nemours & Co.	1,433,175	96,510
Ecolab, Inc.	557,700	66,456
Huntsman Corp.	1,325	17
Intrepid Potash, Inc. (a)(e)	274,386	985
LyondellBasell Industries NV Class A	578,298	55,413
Monsanto Co.	481,800	45,848
Potash Corp. of Saskatchewan, Inc.	551,000	11,152
The Chemours Co. LLC	395,195	2,470
The Dow Chemical Co.	1,047,700	54,617
Trinseo SA (a)	54,900	1,568
Westlake Chemical Partners LP	40,900	637
		348,375
Construction Materials - 0.0%
Eagle Materials, Inc.	199,200	13,761
Metals & Mining - 0.0%
AngloGold Ashanti Ltd. sponsored ADR (a)	57,230	366

TOTAL MATERIALS		362,502

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	4,209,576	141,736
Broadview Networks Holdings, Inc. (a)	123,987	186
Iliad SA	38,023	8,481
		150,403
UTILITIES - 0.5%
Electric Utilities - 0.3%
Edison International	705,307	41,867
NextEra Energy, Inc.	302,600	30,218
PPL Corp.	410,800	13,984
		86,069
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. (a)	1,371,900	22,115
NRG Yield, Inc. Class C	120,600	1,705
Talen Energy Corp. (a)	2,566	20
		23,840
Multi-Utilities - 0.1%
Sempra Energy	184,400	18,298

TOTAL UTILITIES		128,207

TOTAL COMMON STOCKS
(Cost $12,396,166)		16,605,169

Preferred Stocks - 0.5%
Convertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(b)	1,082,251	4,675
Roku, Inc. Series F, 8.00% (a)(b)	5,520,836	8,441
		13,116
Internet & Catalog Retail - 0.0%
The Honest Co., Inc. Series D (b)	196,700	9,000
Specialty Retail - 0.1%
Moda Operandi, Inc. Series E (b)	508,444	20,948
TOTAL CONSUMER DISCRETIONARY		43,064
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%	27,400	659
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
American Tower Corp. 5.50%	21,106	2,157
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Allergan PLC 5.50%	6,800	7,122
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00%(a)(b)	1,611,548	63,882
Software - 0.0%
Deem, Inc. (a)(b)	2,497,881	6,794
TOTAL INFORMATION TECHNOLOGY		70,676

TOTAL CONVERTIBLE PREFERRED STOCKS		123,678

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
C. Wonder LLC Class A-1 (a)(b)(c)	619,047	0
FINANCIALS - 0.0%
Capital Markets - 0.0%
GMAC Capital Trust I Series 2, 8.125%	294,279	7,504
Consumer Finance - 0.0%
Ally Financial, Inc. 7.00% (f)	4,427	4,458
TOTAL FINANCIALS		11,962

TOTAL NONCONVERTIBLE PREFERRED STOCKS		11,962

TOTAL PREFERRED STOCKS
(Cost $110,794)		135,640
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 16.9%
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	620	330
3.5% 1/15/31 (f)	4,584	2,441
		2,771
Nonconvertible Bonds - 16.9%
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.1%
Gates Global LLC / Gates Global Co. 6% 7/15/22 (f)	1,260	926
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (f)(h)	1,405	1,486
6.75% 11/15/22 pay-in-kind (f)(h)	650	707
6.875% 8/15/18 pay-in-kind (f)(h)	1,565	1,618
Tenneco, Inc. 6.875% 12/15/20	2,415	2,500
ZF North America Capital, Inc.:
4% 4/29/20 (f)	5,045	5,064
4.5% 4/29/22 (f)	4,105	4,028
		16,329
Automobiles - 0.3%
Ford Motor Co. 4.75% 1/15/43	10,000	9,594
General Motors Co.:
3.5% 10/2/18	4,530	4,594
6.25% 10/2/43	763	817
General Motors Financial Co., Inc.:
2.4% 4/10/18	6,449	6,421
2.625% 7/10/17	1,445	1,450
3% 9/25/17	3,320	3,345
3.15% 1/15/20	12,000	11,907
3.25% 5/15/18	3,070	3,099
3.5% 7/10/19	17,868	18,028
4% 1/15/25	6,368	6,148
4.25% 5/15/23	3,285	3,300
4.375% 9/25/21	11,267	11,512
4.75% 8/15/17	2,505	2,599
Volkswagen International Finance NV 2.375% 3/22/17 (f)	1,515	1,502
		84,316
Distributors - 0.0%
American Tire Distributors, Inc. 10.25% 3/1/22 (f)	2,265	2,225
LKQ Corp. 4.75% 5/15/23	265	256
		2,481
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	554	563
Laureate Education, Inc. 9.25% 9/1/19 (f)(h)	11,565	8,847
Service Corp. International 5.375% 1/15/22	505	528
		9,938
Hotels, Restaurants & Leisure - 0.2%
1011778 BC ULC/New Red Finance, Inc. 4.625% 1/15/22 (f)	1,175	1,187
24 Hour Holdings III LLC 8% 6/1/22 (f)	510	427
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	4,300	3,548
Choice Hotels International, Inc. 5.75% 7/1/22	390	417
Chukchansi Economic Development Authority 9.75% 5/30/20 (f)(i)	2,861	1,645
Eldorado Resorts, Inc. 7% 8/1/23 (f)	3,590	3,606
FelCor Lodging LP 6% 6/1/25	620	639
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)	5,680	5,836
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	3,401	3,541
Isle of Capri Casinos, Inc. 5.875% 3/15/21	475	495
Landry's Acquisition Co. 9.375% 5/1/20 (f)	875	929
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)	900	917
MGM Mirage, Inc.:
6% 3/15/23	1,630	1,615
7.5% 6/1/16	2,855	2,930
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (f)	865	875
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21	4,650	4,255
Playa Resorts Holding BV 8% 8/15/20(f)	90	91
Scientific Games Corp.:
7% 1/1/22 (f)	1,360	1,312
10% 12/1/22	3,320	2,556
Studio City Finance Ltd. 8.5% 12/1/20 (f)	1,000	993
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/15 (f)(i)	534	0
Wynn Macau Ltd. 5.25% 10/15/21 (f)	605	545
		38,359
Household Durables - 0.1%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23	775	721
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)	785	738
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)	620	601
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	4,574	4,688
8.25% 2/15/21 (h)	1,485	1,489
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (f)	1,395	1,386
William Lyon Homes, Inc.:
5.75% 4/15/19	470	470
7% 8/15/22	1,835	1,867
7% 8/15/22 (f)	750	763
8.5% 11/15/20	1,310	1,395
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (f)	1,350	1,191
		15,309
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.5% 2/15/22 (f)	5,000	5,175
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23 (f)	2,475	2,382
		7,557
Media - 1.0%
21st Century Fox America, Inc.:
6.15% 2/15/41	4,745	5,501
7.75% 12/1/45	8,012	10,809
Altice SA:
5.375% 7/15/23 (f)	2,375	2,375
7.625% 2/15/25 (f)	4,905	4,292
7.75% 5/15/22 (f)	10,065	9,411
7.75% 7/15/25 (f)	1,665	1,598
7.75% 7/15/25 (f)	1,495	1,439
AMC Entertainment, Inc. 5.75% 6/15/25	2,345	2,363
AMC Networks, Inc. 7.75% 7/15/21	340	361
Anna Merger Sub, Inc. 7.75% 10/1/22 (f)	1,810	1,670
Cable One, Inc. 5.75% 6/15/22 (f)	895	897
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	275	282
5.625% 2/15/24	295	304
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,580	1,571
5.25% 3/15/21	3,375	3,493
5.75% 9/1/23	945	967
5.75% 1/15/24	4,235	4,350
5.875% 5/1/27 (f)	3,385	3,360
CCOH Safari LLC 5.75% 2/15/26 (f)	5,010	5,035
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)	325	318
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)	3,345	3,090
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (f)	7,702	7,790
4.908% 7/23/25 (f)	5,177	5,258
Cinemark U.S.A., Inc.:
4.875% 6/1/23	1,275	1,250
5.125% 12/15/22	355	355
Clear Channel Communications, Inc. 5.5% 12/15/16	5,015	4,363
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	755	732
7.625% 3/15/20	585	559
Series B, 6.5% 11/15/22	2,040	2,015
7.625% 3/15/20	4,105	3,982
Columbus International, Inc. 7.375% 3/30/21 (f)	7,655	8,066
Discovery Communications LLC 5.05% 6/1/20	168	180
DISH DBS Corp.:
5% 3/15/23	2,675	2,314
5.875% 7/15/22	2,655	2,466
6.75% 6/1/21	3,515	3,537
Lamar Media Corp.:
5.375% 1/15/24	630	647
5.875% 2/1/22	525	550
Lions Gate Entertainment Corp. 5.25% 8/1/18	2,415	2,493
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (h)	6,635	7,240
MDC Partners, Inc. 6.75% 4/1/20 (f)	6,965	7,126
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (f)(h)	9,800	9,825
National CineMedia LLC:
6% 4/15/22	2,600	2,691
7.875% 7/15/21	1,380	1,435
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (f)	685	681
Numericable Group SA:
4.875% 5/15/19 (f)	4,535	4,524
6% 5/15/22 (f)	13,815	13,642
6.25% 5/15/24 (f)	660	650
Outfront Media Capital LLC / Corp. 5.625% 2/15/24 (f)	375	387
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)	2,775	2,831
Regal Entertainment Group:
5.75% 3/15/22	1,230	1,248
5.75% 6/15/23	755	755
Sirius XM Radio, Inc.:
5.375% 4/15/25 (f)	1,490	1,475
5.75% 8/1/21 (f)	2,580	2,667
Starz LLC/Starz Finance Corp. 5% 9/15/19	5,000	5,088
Thomson Reuters Corp.:
1.3% 2/23/17	1,794	1,786
3.85% 9/29/24	4,335	4,283
Time Warner Cable, Inc.:
4% 9/1/21	9,654	9,915
4.5% 9/15/42	1,279	1,041
5.5% 9/1/41	2,304	2,120
5.85% 5/1/17	1,621	1,700
6.55% 5/1/37	10,296	10,432
6.75% 7/1/18	1,581	1,743
7.3% 7/1/38	3,823	4,142
8.25% 4/1/19	10,176	11,782
Time Warner, Inc. 2.1% 6/1/19	10,446	10,401
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (f)	1,340	1,347
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)	1,125	1,194
Viacom, Inc.:
2.5% 9/1/18	714	716
3.5% 4/1/17	219	223
Virgin Media Secured Finance PLC 5.25% 1/15/26 (f)	7,830	7,673
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)	1,060	1,034
Ziggo Bond Finance BV 5.875% 1/15/25 (f)	1,120	1,053
		244,893
Multiline Retail - 0.0%
JC Penney Corp., Inc.:
5.65% 6/1/20	1,357	1,167
5.75% 2/15/18	400	375
7.4% 4/1/37	440	306
8.125% 10/1/19	2,160	2,063
		3,911
Specialty Retail - 0.0%
L Brands, Inc. 6.875% 11/1/35 (f)	1,800	1,845
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (f)	3,260	3,350
Sally Holdings LLC 5.625% 12/1/25 (j)	1,575	1,597
Sonic Automotive, Inc.:
5% 5/15/23	195	187
7% 7/15/22	885	934
		7,913
TOTAL CONSUMER DISCRETIONARY		431,006
CONSUMER STAPLES - 0.7%
Beverages - 0.0%
SABMiller Holdings, Inc. 2.45% 1/15/17 (f)	1,947	1,966
Food & Staples Retailing - 0.2%
C&S Group Enterprises LLC 5.375% 7/15/22 (f)	3,435	3,057
CVS Health Corp.:
3.5% 7/20/22	3,373	3,465
3.875% 7/20/25	6,000	6,154
ESAL GmbH 6.25% 2/5/23 (f)	3,005	2,870
Kroger Co. 3.3% 1/15/21	6,000	6,105
Minerva Luxembourg SA 7.75% 1/31/23 (f)	6,275	6,134
Rite Aid Corp.:
6.75% 6/15/21	1,995	2,125
6.875% 12/15/28 (f)(h)	3,505	4,101
7.7% 2/15/27	3,085	3,802
9.25% 3/15/20	1,330	1,421
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (f)	2,955	2,955
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,161	3,167
3.3% 11/18/21	3,750	3,738
		49,094
Food Products - 0.2%
Cargill, Inc. 6% 11/27/17 (f)	417	451
ConAgra Foods, Inc. 1.9% 1/25/18	2,064	2,054
Darling International, Inc. 5.375% 1/15/22	745	730
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)	2,877	3,003
H.J. Heinz Co. 4.875% 2/15/25 (f)	814	867
JBS Investments GmbH:
7.25% 4/3/24 (f)	1,090	1,120
7.75% 10/28/20 (f)	2,850	2,950
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (f)	6,075	5,793
5.875% 7/15/24 (f)	1,370	1,349
Post Holdings, Inc.:
6% 12/15/22 (f)	2,620	2,584
6.75% 12/1/21 (f)	1,900	1,929
7.75% 3/15/24 (f)	6,115	6,344
8% 7/15/25 (f)	555	581
William Wrigley Jr. Co.:
1.4% 10/21/16 (f)	3,217	3,226
2% 10/20/17 (f)	4,607	4,634
		37,615
Household Products - 0.0%
Spectrum Brands Holdings, Inc.:
5.75% 7/15/25 (f)	1,435	1,480
6.375% 11/15/20	350	375
6.625% 11/15/22	415	443
		2,298
Personal Products - 0.0%
Prestige Brands, Inc.:
5.375% 12/15/21 (f)	1,660	1,602
8.125% 2/1/20	220	229
Revlon Consumer Products Corp. 5.75% 2/15/21	1,105	1,094
		2,925
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 1/14/20	4,950	4,982
4% 1/31/24	3,123	3,263
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (f)	6,420	6,506
4.25% 7/21/25 (f)	6,420	6,537
Reynolds American, Inc.:
2.3% 6/12/18	2,859	2,895
3.25% 6/12/20	2,364	2,422
3.25% 11/1/22	2,999	2,981
4% 6/12/22	4,375	4,551
4.45% 6/12/25	9,633	10,121
4.75% 11/1/42	8,000	7,723
4.85% 9/15/23	7,000	7,539
5.7% 8/15/35	1,646	1,811
5.85% 8/15/45	12,632	14,147
6.75% 6/15/17	3,979	4,273
7.25% 6/15/37	6,101	7,476
		87,227
TOTAL CONSUMER STAPLES		181,125
ENERGY - 2.4%
Energy Equipment & Services - 0.2%
DCP Midstream LLC:
4.75% 9/30/21 (f)	5,634	4,846
5.35% 3/15/20 (f)	5,174	4,819
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	2,280	2,166
6.5% 4/1/20	2,264	2,399
Forum Energy Technologies, Inc. 6.25% 10/1/21	1,510	1,321
Gulfmark Offshore, Inc. 6.375% 3/15/22	1,485	891
Halliburton Co.:
3.8% 11/15/25	3,469	3,494
4.85% 11/15/35	3,029	3,059
5% 11/15/45	4,151	4,225
Hornbeck Offshore Services, Inc.:
5% 3/1/21	25	19
5.875% 4/1/20	2,439	1,939
Noble Holding International Ltd.:
3.05% 3/1/16	756	759
4% 3/16/18	470	444
5.95% 4/1/25	2,995	2,401
6.95% 4/1/45	2,891	2,091
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)	2,355	1,519
Summit Midstream Holdings LLC 7.5% 7/1/21	500	475
Transocean, Inc.:
5.55% 12/15/16 (h)	3,719	3,700
6% 3/15/18	2,060	1,967
6.875% 12/15/21	4,240	3,184
Unit Corp. 6.625% 5/15/21	3,635	2,817
		48,535
Oil, Gas & Consumable Fuels - 2.2%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,680	1,478
Alpha Natural Resources, Inc. 9.75% 4/15/18 (i)	1,099	23
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.8341% 8/1/19 (f)(h)	1,345	572
7.125% 11/1/20 (f)	2,075	913
7.375% 11/1/21 (f)	1,475	649
Anadarko Petroleum Corp. 6.375% 9/15/17	20,246	21,665
Antero Resources Corp.:
5.125% 12/1/22	7,435	6,766
5.625% 6/1/23 (f)	1,270	1,178
Blue Racer Mistream LLC / Blue Racer Finance Corp. 6.125% 11/15/22 (f)	5,000	4,450
BP Capital Markets PLC:
4.5% 10/1/20	1,106	1,210
4.742% 3/11/21	4,210	4,661
California Resources Corp.:
5% 1/15/20	665	424
5.5% 9/15/21	4,110	2,466
6% 11/15/24	2,040	1,224
Canadian Natural Resources Ltd. 1.75% 1/15/18	2,250	2,210
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	910	830
Cenovus Energy, Inc. 5.7% 10/15/19	5,158	5,571
Chesapeake Energy Corp.:
4.875% 4/15/22	550	233
5.375% 6/15/21	1,340	586
5.75% 3/15/23	1,875	797
6.125% 2/15/21	2,015	856
6.875% 11/15/20	100	47
Citgo Holding, Inc. 10.75% 2/15/20 (f)	2,315	2,327
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (f)	1,213	1,207
3.3% 6/1/20 (f)	5,938	5,871
4.5% 6/1/25 (f)	1,813	1,736
CONSOL Energy, Inc. 8% 4/1/23 (f)	5,000	3,525
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22	895	765
6.25% 4/1/23 (f)	1,150	972
CrownRock LP/CrownRock Finance, Inc. 7.75% 2/15/23 (f)	965	982
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	4,035	3,974
DCP Midstream Operating LP:
2.5% 12/1/17	2,677	2,486
2.7% 4/1/19	4,139	3,667
3.875% 3/15/23	2,327	1,909
4.95% 4/1/22	1,048	941
5.6% 4/1/44	1,686	1,274
Denbury Resources, Inc. 4.625% 7/15/23	4,625	2,683
Diamondback Energy, Inc. 7.625% 10/1/21	935	993
Duke Energy Field Services 6.45% 11/3/36 (f)	3,753	2,969
El Paso Natural Gas Co. 5.95% 4/15/17	1,260	1,303
Empresa Nacional de Petroleo 4.375% 10/30/24 (f)	4,545	4,500
Enable Midstream Partners LP:
2.4% 5/15/19 (f)	1,656	1,521
3.9% 5/15/24 (f)	1,746	1,366
Enbridge Energy Partners LP:
4.2% 9/15/21	6,629	6,494
4.375% 10/15/20	4,351	4,375
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23	1,660	1,270
7.75% 9/1/22	2,190	1,719
9.375% 5/1/20	9,120	7,752
Gibson Energy, Inc. 6.75% 7/15/21 (f)	160	155
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	305	275
7% 6/15/23	1,420	1,299
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	677	693
Halcon Resources Corp. 8.625% 2/1/20 (f)	565	445
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (f)	1,265	1,138
5.75% 10/1/25 (f)	6,625	6,078
7.625% 4/15/21 (f)	4,201	4,285
Kodiak Oil & Gas Corp. 8.125% 12/1/19	1,325	1,383
Laredo Petroleum, Inc.:
5.625% 1/15/22	1,740	1,627
6.25% 3/15/23	1,650	1,584
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19	3,390	915
6.5% 9/15/21	405	69
7.75% 2/1/21	20	4
Marathon Petroleum Corp. 5.125% 3/1/21	3,173	3,436
Motiva Enterprises LLC 5.75% 1/15/20 (f)	3,614	3,929
MPLX LP 4% 2/15/25	962	871
Nakilat, Inc. 6.067% 12/31/33 (f)	1,839	2,062
Nexen, Inc. 6.2% 7/30/19	1,865	2,065
Noble Energy, Inc. 5.875% 6/1/24	700	702
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,975	4,055
Oasis Petroleum, Inc. 6.875% 3/15/22	595	510
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23 (f)	2,850	2,850
Peabody Energy Corp.:
6.25% 11/15/21	2,010	317
10% 3/15/22 (f)	1,380	328
Pemex Project Funding Master Trust 5.75% 3/1/18	21,220	22,445
Petrobras Global Finance BV:
1.9896% 5/20/16 (h)	5,357	5,262
3% 1/15/19	22,701	18,411
3.25% 3/17/17	22,344	20,892
4.375% 5/20/23	3,648	2,544
4.875% 3/17/20	20,511	16,505
5.625% 5/20/43	11,155	7,084
7.25% 3/17/44	28,868	20,527
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17	15,000	14,194
3.875% 1/27/16	5,238	5,212
5.375% 1/27/21	10,725	8,550
5.75% 1/20/20	16,310	13,594
5.875% 3/1/18	2,803	2,558
7.875% 3/15/19	5,564	5,166
Petroleos Mexicanos:
3.5% 7/18/18	7,105	7,156
3.5% 7/23/20 (f)	7,125	7,026
3.5% 1/30/23	4,530	4,156
4.5% 1/23/26 (f)	6,398	6,032
4.875% 1/24/22	2,315	2,322
4.875% 1/18/24	5,974	5,868
5.5% 1/21/21	12,842	13,468
5.5% 6/27/44	22,702	18,729
5.625% 1/23/46 (f)	6,203	5,211
6% 3/5/20	4,075	4,390
6.375% 1/23/45	13,324	12,358
6.5% 6/2/41	7,783	7,342
8% 5/3/19	3,283	3,723
Phillips 66 Co.:
2.95% 5/1/17	1,527	1,556
4.3% 4/1/22	5,338	5,612
Phillips 66 Partners LP 2.646% 2/15/20	527	510
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,880	1,952
Range Resources Corp. 4.875% 5/15/25 (f)	2,265	1,993
Rice Energy, Inc.:
6.25% 5/1/22	2,710	2,304
7.25% 5/1/23 (f)	1,030	896
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 7/15/22	635	533
RSP Permian, Inc. 6.625% 10/1/22	525	522
Sabine Pass Liquefaction LLC:
5.625% 4/15/23	2,585	2,385
5.625% 3/1/25 (f)	6,075	5,574
5.75% 5/15/24	8,830	8,146
SemGroup Corp. 7.5% 6/15/21	2,610	2,414
Shell International Finance BV 4.375% 5/11/45	6,392	6,356
SM Energy Co. 5.625% 6/1/25	675	602
Southeast Supply Header LLC 4.25% 6/15/24 (f)	4,893	4,714
Southwestern Energy Co.:
3.3% 1/23/18	2,491	2,379
4.05% 1/23/20	4,519	4,004
4.95% 1/23/25	3,470	2,859
Spectra Energy Capital, LLC 5.65% 3/1/20	944	1,007
Spectra Energy Partners, LP:
2.95% 6/15/16	1,059	1,066
4.6% 6/15/21	1,296	1,345
Suncor Energy, Inc. 6.1% 6/1/18	7,771	8,480
Sunoco LP / Sunoco Finance Corp.:
5.5% 8/1/20 (f)	6,670	6,753
6.375% 4/1/23 (f)	965	977
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/18 (f)	4,580	4,500
6.375% 8/1/22	570	554
6.75% 3/15/24 (f)	7,000	6,650
Teekay Corp.:
8.5% 1/15/20 (f)	1,730	1,695
8.5% 1/15/20	120	118
Teine Energy Ltd. 6.875% 9/30/22 (f)	5,104	4,594
The Williams Companies, Inc.:
3.7% 1/15/23	4,147	3,337
4.55% 6/24/24	19,902	16,330
Western Gas Partners LP 5.375% 6/1/21	7,807	8,143
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	585	589
Western Refining, Inc. 6.25% 4/1/21	550	547
Whiting Petroleum Corp. 5.75% 3/15/21	565	514
Williams Partners LP 4.3% 3/4/24	4,038	3,505
WPX Energy, Inc.:
7.5% 8/1/20	1,140	1,074
8.25% 8/1/23	1,715	1,604
		557,883
TOTAL ENERGY		606,418
FINANCIALS - 7.6%
Banks - 3.1%
Associated Banc-Corp. 5.125% 3/28/16	1,852	1,870
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (f)	5,555	5,527
4% 4/14/19 (f)	21,750	20,608
5.5% 7/12/20 (f)	16,673	16,256
5.75% 9/26/23 (f)	5,082	4,701
6.369% 6/16/18 (f)	10,462	10,567
6.5% 6/10/19 (f)	1,763	1,781
Bank of America Corp.:
1.35% 11/21/16	4,652	4,663
1.95% 5/12/18	6,000	6,025
2.6% 1/15/19	66,110	66,840
2.65% 4/1/19	28,149	28,470
3.875% 3/22/17	781	805
3.95% 4/21/25	8,200	8,111
4.2% 8/26/24	6,463	6,527
4.25% 10/22/26	5,465	5,484
5.75% 12/1/17	6,075	6,538
6.5% 8/1/16	1,010	1,046
Barclays PLC 2.75% 11/8/19	4,598	4,603
BB&T Corp. 3.95% 3/22/22	1,495	1,571
Capital One NA 2.95% 7/23/21	7,402	7,374
CIT Group, Inc.:
5% 8/15/22	4,195	4,284
5% 8/1/23	2,755	2,800
5.25% 3/15/18	3,215	3,336
5.375% 5/15/20	2,805	2,959
5.5% 2/15/19 (f)	5,285	5,536
Citigroup, Inc.:
1.3% 11/15/16	5,354	5,362
1.7% 4/27/18	6,410	6,383
1.75% 5/1/18	18,342	18,268
1.85% 11/24/17	30,961	30,976
2.4% 2/18/20	10,000	9,972
2.5% 7/29/19	32,442	32,725
2.55% 4/8/19	14,645	14,821
4.05% 7/30/22	14,700	15,167
4.3% 11/20/26	12,000	12,098
6% 8/15/17	12,747	13,711
Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	5,782	5,846
Credit Suisse AG 6% 2/15/18	12,547	13,556
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20 (f)	6,421	6,394
3.75% 3/26/25 (f)	6,420	6,275
3.8% 9/15/22 (f)	9,940	10,018
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,329
Discover Bank 7% 4/15/20	3,075	3,519
Fifth Third Bancorp:
3.5% 3/15/22	529	539
4.5% 6/1/18	418	442
5.45% 1/15/17	1,848	1,929
HBOS PLC 6.75% 5/21/18 (f)	408	448
HSBC Holdings PLC 4.25% 3/14/24	2,900	2,937
Huntington Bancshares, Inc. 7% 12/15/20	2,561	3,002
Huntington National Bank:
2% 6/30/18	13,000	12,976
2.2% 4/1/19	2,700	2,681
Intesa Sanpaolo SpA:
2.375% 1/13/17	28,255	28,385
3.125% 1/15/16	18,292	18,340
5.017% 6/26/24 (f)	4,062	4,068
JPMorgan Chase & Co.:
3.875% 9/10/24	13,647	13,719
4.125% 12/15/26	91,465	92,554
KeyCorp. 5.1% 3/24/21	519	572
Rabobank Nederland 4.375% 8/4/25	9,821	10,033
Regions Bank 6.45% 6/26/37	10,147	12,100
Regions Financial Corp. 2% 5/15/18	7,154	7,124
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	49,264	50,678
6% 12/19/23	13,834	15,071
6.1% 6/10/23	7,367	8,018
6.125% 12/15/22	35,362	38,907
Sumitomo Mitsui Banking Corp. 1.3% 1/10/17	5,250	5,240
SunTrust Banks, Inc.:
2.35% 11/1/18	2,500	2,517
3.5% 1/20/17	4,123	4,212
Wells Fargo & Co.:
4.1% 6/3/26	13,000	13,216
4.48% 1/16/24	5,192	5,506
		789,916
Capital Markets - 1.4%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	7,219	6,897
4.25% 2/15/24	2,095	2,147
Deutsche Bank AG 4.5% 4/1/25	14,192	13,389
Goldman Sachs Group, Inc.:
1.748% 9/15/17	16,000	15,994
2.375% 1/22/18	10,000	10,128
2.55% 10/23/19	70,000	70,683
2.6% 4/23/20	1,300	1,306
2.625% 1/31/19	25,103	25,558
5.95% 1/18/18	4,242	4,606
6.15% 4/1/18	3,466	3,801
6.25% 9/1/17	19,047	20,569
Lazard Group LLC:
4.25% 11/14/20	4,447	4,643
6.85% 6/15/17	1,063	1,134
Merrill Lynch & Co., Inc. 6.4% 8/28/17	4,204	4,541
Morgan Stanley:
1.875% 1/5/18	13,596	13,650
2.125% 4/25/18	16,388	16,513
2.5% 1/24/19	97,536	99,099
4.875% 11/1/22	7,232	7,822
5.625% 9/23/19	453	504
5.95% 12/28/17	250	271
6.625% 4/1/18	1,494	1,654
Peachtree Corners Funding Trust 3.976% 2/15/25 (f)	7,000	7,020
UBS AG Stamford Branch:
1.375% 6/1/17	4,854	4,839
1.8% 3/26/18	9,485	9,495
2.375% 8/14/19	10,750	10,801
UBS Group Funding Ltd. 4.125% 9/24/25 (f)	7,279	7,298
		364,362
Consumer Finance - 1.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.75% 5/15/17	7,625	7,587
3.75% 5/15/19	2,125	2,128
4.5% 5/15/21	2,325	2,374
4.625% 10/30/20	3,685	3,786
5% 10/1/21	1,555	1,613
Ally Financial, Inc.:
3.5% 1/27/19	2,025	2,012
4.625% 5/19/22	1,365	1,396
4.75% 9/10/18	2,295	2,368
5.75% 11/20/25	1,335	1,344
6.25% 12/1/17	1,800	1,899
Capital One Financial Corp. 2.45% 4/24/19	4,470	4,507
Discover Financial Services:
3.85% 11/21/22	1,983	1,976
5.2% 4/27/22	2,146	2,310
6.45% 6/12/17	10,512	11,193
Ford Motor Credit Co. LLC:
1.461% 3/27/17	32,000	31,736
1.5% 1/17/17	16,012	15,956
2.375% 3/12/19	17,400	17,156
2.5% 1/15/16	14,000	14,029
2.875% 10/1/18	8,500	8,562
3% 6/12/17	5,430	5,496
5% 5/15/18	8,500	8,973
5.875% 8/2/21	10,438	11,728
General Motors Acceptance Corp. 8% 11/1/31	6,130	7,387
GMAC LLC:
8% 12/31/18	19,035	21,199
8% 11/1/31	19,491	23,243
Hyundai Capital America:
1.45% 2/6/17 (f)	5,366	5,343
1.875% 8/9/16 (f)	1,338	1,341
2.125% 10/2/17 (f)	2,063	2,059
2.55% 2/6/19 (f)	5,366	5,342
2.875% 8/9/18 (f)	2,511	2,544
Navient Corp.:
5% 10/26/20	1,140	1,026
5.875% 10/25/24	7,190	6,129
SLM Corp.:
4.875% 6/17/19	5,955	5,568
5.5% 1/15/19	2,150	2,068
5.5% 1/25/23	4,610	3,965
6.125% 3/25/24	9,585	8,267
7.25% 1/25/22	5,140	4,883
8% 3/25/20	5,930	6,019
8.45% 6/15/18	9,890	10,380
Synchrony Financial:
1.875% 8/15/17	1,300	1,297
3% 8/15/19	1,910	1,919
3.75% 8/15/21	7,084	7,137
4.25% 8/15/24	2,903	2,902
		290,147
Diversified Financial Services - 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,280	2,280
5.875% 2/1/22	2,725	2,768
6% 8/1/20	2,230	2,294
MSCI, Inc. 5.75% 8/15/25 (f)	870	903
		8,245
Insurance - 0.7%
ACE INA Holdings, Inc.:
2.875% 11/3/22	4,232	4,207
3.35% 5/3/26	3,411	3,402
4.35% 11/3/45	3,465	3,473
AIA Group Ltd. 2.25% 3/11/19 (f)	1,203	1,200
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (f)	5,010	4,921
American International Group, Inc.:
3.75% 7/10/25	11,144	11,143
4.875% 6/1/22	5,467	5,964
5.6% 10/18/16	4,975	5,165
5.85% 1/16/18	12,000	13,011
Aon Corp.:
3.125% 5/27/16	3,402	3,439
5% 9/30/20	107	118
Five Corners Funding Trust 4.419% 11/15/23 (f)	8,055	8,471
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(h)	2,008	2,021
Hartford Financial Services Group, Inc. 5.375% 3/15/17	595	623
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)	1,675	1,608
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (f)	2,655	2,714
5% 6/1/21 (f)	6,063	6,520
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	3,441	3,756
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (f)	7,265	6,614
5.375% 12/1/41 (f)	2,993	3,234
Metropolitan Life Global Funding I 1.875% 6/22/18 (f)	6,476	6,489
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	3,585	4,332
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	3,048	4,455
Pacific LifeCorp:
5.125% 1/30/43 (f)	6,960	7,122
6% 2/10/20 (f)	8,215	9,194
Prudential Financial, Inc.:
2.3% 8/15/18	783	790
4.5% 11/16/21	1,461	1,587
7.375% 6/15/19	1,880	2,195
Symetra Financial Corp. 6.125% 4/1/16 (f)	6,715	6,807
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (f)	6,853	7,050
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (f)	1,569	1,582
4.125% 11/1/24 (f)	2,275	2,300
Unum Group:
3.875% 11/5/25	6,457	6,376
5.625% 9/15/20	2,879	3,185
5.75% 8/15/42	7,108	7,841
7.125% 9/30/16	1,802	1,883
		164,792
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,148	1,135
4.6% 4/1/22	1,705	1,777
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,587	1,558
American Tower Corp. 2.8% 6/1/20	6,000	5,970
AvalonBay Communities, Inc. 3.625% 10/1/20	2,452	2,556
Camden Property Trust 2.95% 12/15/22	2,154	2,085
CommonWealth REIT 5.875% 9/15/20	991	1,071
Communications Sales & Leasing, Inc. 6% 4/15/23 (f)	605	572
Corporate Office Properties LP:
3.7% 6/15/21	3,614	3,521
5% 7/1/25	3,069	2,980
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	205	208
DDR Corp.:
3.625% 2/1/25	3,010	2,863
4.25% 2/1/26	2,564	2,557
4.625% 7/15/22	3,877	4,014
4.75% 4/15/18	4,595	4,825
7.5% 4/1/17	4,966	5,321
9.625% 3/15/16	1,670	1,708
Digital Delta Holdings LLC:
3.4% 10/1/20 (f)	6,817	6,846
4.75% 10/1/25 (f)	4,899	4,955
Duke Realty LP:
3.625% 4/15/23	2,844	2,785
3.75% 12/1/24	2,012	1,960
3.875% 10/15/22	4,799	4,827
4.375% 6/15/22	3,202	3,308
5.95% 2/15/17	291	305
6.75% 3/15/20	1,161	1,331
8.25% 8/15/19	1,838	2,189
Equity One, Inc.:
3.75% 11/15/22	7,300	7,086
6% 9/15/17	666	708
6.25% 1/15/17	530	554
ERP Operating LP 5.75% 6/15/17	1,446	1,536
Federal Realty Investment Trust 5.9% 4/1/20	1,379	1,563
HCP, Inc.:
3.15% 8/1/22	8,000	7,627
3.875% 8/15/24	11,000	10,695
Health Care REIT, Inc.:
2.25% 3/15/18	12,327	12,322
4% 6/1/25	4,568	4,507
4.125% 4/1/19	11,300	11,850
4.7% 9/15/17	744	780
HRPT Properties Trust:
6.25% 6/15/17	726	753
6.65% 1/15/18	490	521
Lexington Corporate Properties Trust 4.4% 6/15/24	1,905	1,904
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	1,769	1,734
4.5% 4/1/27 (f)	21,587	20,565
4.95% 4/1/24	1,785	1,805
5.25% 1/15/26 (f)	7,807	8,022
5.875% 3/15/24	3,200	3,324
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,250	1,185
5% 12/15/23	980	1,008
Weingarten Realty Investors 3.375% 10/15/22	1,098	1,070
WP Carey, Inc. 4% 2/1/25	7,547	7,251
		181,597
Real Estate Management & Development - 0.5%
BioMed Realty LP:
2.625% 5/1/19	2,987	2,911
3.85% 4/15/16	8,385	8,443
4.25% 7/15/22	2,511	2,416
6.125% 4/15/20	1,822	1,956
Brandywine Operating Partnership LP:
3.95% 2/15/23	6,445	6,300
4.1% 10/1/24	5,444	5,286
4.55% 10/1/29	5,444	5,282
4.95% 4/15/18	4,256	4,466
5.7% 5/1/17	268	281
6% 4/1/16	2,467	2,503
CBRE Group, Inc.:
5% 3/15/23	3,950	3,977
5.25% 3/15/25	2,580	2,628
Digital Realty Trust LP:
3.95% 7/1/22	4,317	4,281
5.25% 3/15/21	2,876	3,107
Essex Portfolio LP 5.5% 3/15/17	3,414	3,570
Howard Hughes Corp. 6.875% 10/1/21 (f)	1,690	1,728
Kennedy-Wilson, Inc. 5.875% 4/1/24	795	785
Liberty Property LP:
3.375% 6/15/23	2,951	2,809
4.125% 6/15/22	2,746	2,776
4.75% 10/1/20	6,595	7,044
5.5% 12/15/16	2,022	2,101
Mack-Cali Realty LP:
2.5% 12/15/17	4,037	4,007
3.15% 5/15/23	6,708	5,806
4.5% 4/18/22	1,689	1,632
5.8% 1/15/16	4,250	4,270
7.75% 8/15/19	2,149	2,402
Mid-America Apartments LP:
4% 11/15/25	1,682	1,678
4.3% 10/15/23	1,086	1,105
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,164
Prime Property Funding, Inc. 5.7% 4/15/17 (f)	3,471	3,601
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (f)	1,760	1,822
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (f)	2,125	2,133
Reckson Operating Partnership LP 6% 3/31/16	1,675	1,697
Regency Centers LP 5.875% 6/15/17	1,084	1,147
Tanger Properties LP:
3.75% 12/1/24	3,781	3,727
3.875% 12/1/23	2,341	2,348
6.125% 6/1/20	7,035	7,990
Ventas Realty LP:
1.25% 4/17/17	2,655	2,639
1.55% 9/26/16	921	924
3.5% 2/1/25	1,837	1,760
4.125% 1/15/26	2,088	2,086
4.375% 2/1/45	1,098	1,013
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	3,611	3,608
4% 4/30/19	1,771	1,851
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23	510	477
		135,537
TOTAL FINANCIALS		1,934,596
HEALTH CARE - 1.1%
Biotechnology - 0.1%
AbbVie, Inc.:
1.75% 11/6/17	5,738	5,758
3.6% 5/14/25	6,397	6,339
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (f)	1,225	1,020
Amgen, Inc. 1.25% 5/22/17	11,041	11,012
		24,129
Health Care Equipment & Supplies - 0.0%
Alere, Inc. 6.375% 7/1/23 (f)	625	633
Health Care Providers & Services - 0.6%
Acadia Healthcare Co., Inc. 5.625% 2/15/23	680	669
Community Health Systems, Inc.:
5.125% 8/1/21	840	848
6.875% 2/1/22	1,115	1,079
DaVita HealthCare Partners, Inc.:
5% 5/1/25	2,315	2,222
5.125% 7/15/24	2,535	2,529
5.75% 8/15/22	1,215	1,259
Express Scripts Holding Co.:
3.9% 2/15/22	1,585	1,642
4.75% 11/15/21	14,348	15,574
HCA Holdings, Inc.:
3.75% 3/15/19	9,592	9,688
4.25% 10/15/19	3,850	3,917
4.75% 5/1/23	3,020	2,997
5% 3/15/24	1,755	1,768
5.375% 2/1/25	9,835	9,663
5.875% 3/15/22	10,110	10,843
5.875% 5/1/23	2,555	2,638
5.875% 2/15/26	3,550	3,599
6.25% 2/15/21	1,415	1,503
6.5% 2/15/20	20,898	23,118
7.5% 2/15/22	3,250	3,632
HealthSouth Corp.:
5.125% 3/15/23	800	770
5.75% 11/1/24	3,005	2,900
5.75% 11/1/24 (f)	890	859
5.75% 9/15/25 (f)	5,825	5,577
Kindred Healthcare, Inc. 8.75% 1/15/23	180	170
McKesson Corp. 2.284% 3/15/19	5,400	5,409
Medco Health Solutions, Inc. 4.125% 9/15/20	3,728	3,931
Molina Healthcare, Inc. 5.375% 11/15/22 (f)	1,695	1,703
Quintiles Transnational Corp. 4.875% 5/15/23 (f)	1,070	1,073
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	625	645
Team Health, Inc. 7.25% 12/15/23 (f)	2,500	2,575
Tenet Healthcare Corp.:
4.375% 10/1/21	2,040	2,004
4.5% 4/1/21	1,030	1,017
5% 3/1/19	16,690	16,064
6% 10/1/20	1,145	1,217
6.75% 6/15/23	7,355	6,877
8.125% 4/1/22	4,590	4,576
UnitedHealth Group, Inc.:
3.35% 7/15/22	2,324	2,388
3.75% 7/15/25	6,406	6,644
WellPoint, Inc. 1.875% 1/15/18	161	161
		165,748
Health Care Technology - 0.0%
Emdeon, Inc. 6% 2/15/21 (f)	1,155	1,102
IMS Health, Inc. 6% 11/1/20 (f)	715	731
		1,833
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,499	1,496
2.4% 2/1/19	945	948
		2,444
Pharmaceuticals - 0.4%
Actavis Funding SCS:
1.3% 6/15/17	10,935	10,856
2.45% 6/15/19	3,241	3,230
3% 3/12/20	5,472	5,541
3.45% 3/15/22	9,527	9,636
Endo Finance LLC 5.375% 1/15/23 (f)	350	331
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (f)	4,625	4,452
6% 2/1/25 (f)	4,195	3,985
Forest Laboratories, Inc. 4.375% 2/1/19 (f)	2,160	2,278
Horizon Pharma Financing, Inc. 6.625% 5/1/23 (f)	200	172
JLL/Delta Dutch Newco BV 7.5% 2/1/22 (f)	8,675	8,762
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (f)(h)	5,090	5,084
Mylan, Inc. 1.35% 11/29/16	1,757	1,746
Perrigo Co. PLC:
1.3% 11/8/16	1,437	1,428
2.3% 11/8/18	1,537	1,518
Perrigo Finance PLC:
3.5% 12/15/21	1,350	1,326
3.9% 12/15/24	2,011	1,951
4.9% 12/15/44	883	821
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)	498	554
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (f)	5,310	4,752
5.5% 3/1/23 (f)	1,750	1,501
5.625% 12/1/21 (f)	810	707
5.875% 5/15/23 (f)	8,150	7,050
6.125% 4/15/25 (f)	10,225	8,845
6.75% 8/15/18 (f)	3,620	3,530
7.5% 7/15/21 (f)	1,540	1,455
VPI Escrow Corp. 6.375% 10/15/20 (f)	1,445	1,324
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,940	1,943
Zoetis, Inc. 1.875% 2/1/18	898	890
		95,668
TOTAL HEALTH CARE		290,455
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (f)	3,650	4,093
DigitalGlobe, Inc. 5.25% 2/1/21 (f)	260	221
TransDigm, Inc.:
6% 7/15/22	1,155	1,135
6.5% 7/15/24	1,135	1,118
6.5% 5/15/25 (f)	7,335	7,207
		13,774
Airlines - 0.0%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	6	7
9.798% 4/1/21	2,035	2,248
6.125% 4/29/18	415	430
6.648% 3/15/19	1,020	1,048
6.9% 7/2/19	413	426
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,476	1,564
8.36% 1/20/19	905	967
		6,690
Building Products - 0.1%
Builders FirstSource, Inc. 10.75% 8/15/23 (f)	5,000	5,125
HD Supply, Inc. 5.25% 12/15/21 (f)	1,985	2,062
HMAN Finance Sub Corp. 6.375% 7/15/22 (f)	510	454
Nortek, Inc. 8.5% 4/15/21	925	957
Shea Homes Ltd. Partnershp/Corp.:
5.875% 4/1/23 (f)	440	454
6.125% 4/1/25 (f)	440	454
USG Corp.:
5.875% 11/1/21 (f)	255	268
6.3% 11/15/16	170	175
7.875% 3/30/20 (f)	905	949
9.75% 1/15/18 (h)	975	1,094
		11,992
Commercial Services & Supplies - 0.1%
ADT Corp. 6.25% 10/15/21	1,140	1,191
APX Group, Inc.:
6.375% 12/1/19	16,045	15,323
8.75% 12/1/20	12,565	10,366
Cenveo Corp. 6% 8/1/19 (f)	730	544
Clean Harbors, Inc. 5.125% 6/1/21	740	742
Covanta Holding Corp.:
6.375% 10/1/22	875	908
7.25% 12/1/20	775	807
Garda World Security Corp.:
7.25% 11/15/21 (f)	525	467
7.25% 11/15/21 (f)	3,295	2,933
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)	215	218
TMS International Corp. 7.625% 10/15/21 (f)	255	224
		33,723
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (f)	475	431
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,481	1,465
Schaeffler Finance BV:
4.25% 5/15/21 (f)	1,760	1,764
4.75% 5/15/21 (f)	3,160	3,207
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (f)	950	684
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	455	494
		8,045
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)	630	589
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (f)	3,065	2,299
8.125% 2/15/19	975	658
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)	700	560
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	755	408
		4,514
Professional Services - 0.0%
FTI Consulting, Inc. 6% 11/15/22	2,405	2,513
Road & Rail - 0.0%
Hertz Corp.:
5.875% 10/15/20	1,120	1,154
6.25% 10/15/22	800	832
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (f)	1,245	766
		2,752
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	2,759	2,718
2.625% 9/4/18	6,100	6,049
3.75% 2/1/22	6,505	6,420
3.875% 4/1/21	5,301	5,354
4.25% 9/15/24	4,566	4,475
4.75% 3/1/20	4,617	4,868
Aircastle Ltd. 5.5% 2/15/22	1,340	1,404
Ashtead Capital, Inc. 5.625% 10/1/24 (f)	1,825	1,857
International Lease Finance Corp.:
3.875% 4/15/18	4,400	4,439
5.75% 5/15/16	1,840	1,868
5.875% 8/15/22	4,385	4,739
6.25% 5/15/19	3,035	3,263
7.125% 9/1/18 (f)	5,560	6,102
8.25% 12/15/20	4,165	4,967
8.625% 1/15/22	3,910	4,780
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)	365	352
United Rentals North America, Inc.:
4.625% 7/15/23	1,220	1,212
5.5% 7/15/25	975	975
		65,842
TOTAL INDUSTRIALS		149,845
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (f)	395	405
6.75% 11/15/20 (f)	1,205	1,275
Hughes Satellite Systems Corp. 6.5% 6/15/19	5,408	5,854
Lucent Technologies, Inc.:
6.45% 3/15/29	5,541	5,680
6.5% 1/15/28	1,110	1,116
		14,330
Electronic Equipment & Components - 0.0%
Anixter International, Inc. 5.625% 5/1/19	705	746
Sanmina Corp. 4.375% 6/1/19 (f)	1,295	1,318
Tyco Electronics Group SA:
2.375% 12/17/18	1,087	1,092
6.55% 10/1/17	815	886
		4,042
Internet Software & Services - 0.0%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	885	923
Rackspace Hosting, Inc. 6.5% 1/15/24 (f)	1,780	1,780
VeriSign, Inc. 4.625% 5/1/23	1,225	1,210
		3,913
IT Services - 0.0%
CDW LLC/CDW Finance Corp. 6% 8/15/22	1,670	1,762
Global Cash Access, Inc. 10% 1/15/22 (f)	565	499
Xerox Corp. 2.95% 3/15/17	947	957
		3,218
Semiconductors & Semiconductor Equipment - 0.1%
Entegris, Inc. 6% 4/1/22 (f)	365	372
Micron Technology, Inc.:
5.25% 1/15/24 (f)	2,494	2,319
5.5% 2/1/25	1,695	1,572
5.875% 2/15/22	880	885
NXP BV/NXP Funding LLC 5.75% 2/15/21 (f)	1,595	1,667
Qorvo, Inc.:
6.75% 12/1/23 (f)	4,050	4,141
7% 12/1/25 (f)	3,555	3,653
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (f)	2,675	2,755
		17,364
Software - 0.1%
Activision Blizzard, Inc. 6.125% 9/15/23 (f)	1,255	1,371
Blue Coat Systems, Inc. 8.375% 6/1/23 (f)	7,710	7,864
BMC Software Finance, Inc. 8.125% 7/15/21 (f)	2,645	2,050
BMC Software, Inc. 7.25% 6/1/18	395	361
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (f)(h)	1,720	1,262
Ensemble S Merger Sub, Inc. 9% 9/30/23 (f)	2,605	2,585
		15,493
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc. 4.375% 5/13/45	6,392	6,423
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (f)	6,577	6,629
4.9% 10/15/25 (f)	6,577	6,494
6.35% 10/15/45 (f)	6,577	6,314
		25,860
TOTAL INFORMATION TECHNOLOGY		84,220
MATERIALS - 0.3%
Chemicals - 0.1%
Blue Cube Spinco, Inc.:
9.75% 10/15/23 (f)	1,790	1,951
10% 10/15/25 (f)	960	1,061
Evolution Escrow Issuer LLC 7.5% 3/15/22 (f)	2,562	1,704
LSB Industries, Inc. 7.75% 8/1/19	425	366
Platform Specialty Products Corp. 6.5% 2/1/22 (f)	3,125	2,719
PolyOne Corp. 5.25% 3/15/23	1,360	1,346
PSPC Escrow II Corp. 10.375% 5/1/21 (f)	480	490
SPCM SA 6% 1/15/22 (f)	555	561
The Chemours Company LLC:
6.625% 5/15/23 (f)	1,985	1,494
7% 5/15/25 (f)	505	377
Tronox Finance LLC 6.375% 8/15/20	2,105	1,405
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)	585	622
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (f)	885	892
5.625% 10/1/24 (f)	355	361
		15,349
Construction Materials - 0.0%
CEMEX Finance LLC 6% 4/1/24 (f)	1,600	1,472
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)	405	312
		1,784
Containers & Packaging - 0.0%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (f)(h)	877	879
Ardagh Packaging Finance PLC 9.125% 10/15/20 (f)	685	719
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (f)	680	678
6.75% 1/31/21 (f)	785	791
7% 11/15/20 (f)	126	126
9.125% 10/15/20 (f)	690	724
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)	2,135	1,815
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	2,040	2,109
Owens-Illinois, Inc. 7.8% 5/15/18	350	389
Sealed Air Corp. 6.5% 12/1/20 (f)	1,065	1,182
		9,412
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (f)(h)	2,727	2,741
6.75% 10/19/75 (f)(h)	6,773	6,756
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)	255	249
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (f)	1,410	1,153
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)	7,189	7,070
4.5% 8/13/23 (Reg. S)	8,600	8,481
4.875% 11/4/44 (f)	1,735	1,447
4.875% 11/4/44 (Reg. S)	4,000	3,336
JMC Steel Group, Inc. 8.25% 3/15/18 (f)	5,635	3,828
Murray Energy Corp. 11.25% 4/15/21 (f)	4,670	1,039
New Gold, Inc.:
6.25% 11/15/22 (f)	615	524
7% 4/15/20 (f)	345	321
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	3,375	2,843
11.25% 10/15/18	755	627
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (f)	595	544
Walter Energy, Inc.:
9.5% 10/15/19 (f)(i)	1,115	346
12% 4/1/20 pay-in-kind (f)(h)(i)	912	9
		41,314
Paper & Forest Products - 0.0%
Clearwater Paper Corp. 4.5% 2/1/23	1,250	1,194
TOTAL MATERIALS		69,053
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
Altice Financing SA:
6.5% 1/15/22 (f)	2,300	2,312
6.625% 2/15/23 (f)	2,620	2,599
7.875% 12/15/19 (f)	550	573
Altice Finco SA:
8.125% 1/15/24 (f)	315	300
9.875% 12/15/20 (f)	585	620
AT&T, Inc. 2.45% 6/30/20	4,383	4,311
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	81
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,908	1,764
CenturyLink, Inc.:
5.15% 6/15/17	440	453
6% 4/1/17	3,101	3,202
6.15% 9/15/19	3,331	3,423
Eileme 2 AB 11.625% 1/31/20 (f)	1,725	1,844
Embarq Corp.:
7.082% 6/1/16	3,728	3,821
7.995% 6/1/36	37,546	39,453
FairPoint Communications, Inc. 8.75% 8/15/19 (f)	1,340	1,365
Frontier Communications Corp.:
8.875% 9/15/20 (f)	850	852
10.5% 9/15/22 (f)	1,400	1,388
GCI, Inc. 6.875% 4/15/25	1,350	1,397
Intelsat Luxembourg SA:
7.75% 6/1/21	4,960	1,934
8.125% 6/1/23	1,090	409
Level 3 Communications, Inc. 5.75% 12/1/22	1,295	1,308
Level 3 Financing, Inc.:
5.375% 8/15/22	2,110	2,124
6.125% 1/15/21	1,405	1,472
7% 6/1/20	1,460	1,542
Lynx I Corp. 5.375% 4/15/21 (f)	693	714
Lynx II Corp. 6.375% 4/15/23 (f)	652	667
Sable International Finance Ltd. 6.875% 8/1/22 (f)	1,915	1,925
Sprint Capital Corp.:
6.875% 11/15/28	3,795	2,732
6.9% 5/1/19	8,975	7,988
8.75% 3/15/32	1,500	1,172
UPCB Finance IV Ltd. 5.375% 1/15/25 (f)	5,000	4,838
Verizon Communications, Inc.:
2.625% 2/21/20	8,000	8,075
4.5% 9/15/20	38,502	41,805
5.012% 8/21/54	19,396	18,384
6.1% 4/15/18	1,909	2,102
6.25% 4/1/37	3,729	4,221
6.4% 9/15/33	5,323	6,216
6.55% 9/15/43	13,650	16,486
Virgin Media Finance PLC 6% 10/15/24 (f)	3,370	3,353
Wind Acquisition Finance SA 4.75% 7/15/20 (f)	1,670	1,666
		200,891
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 2.375% 9/8/16	307	309
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (f)	3,050	3,397
Digicel Group Ltd.:
6% 4/15/21 (f)	2,805	2,503
7.125% 4/1/22 (f)	2,000	1,611
8.25% 9/30/20 (f)	4,820	4,187
Intelsat Jackson Holdings SA:
5.5% 8/1/23	2,315	1,725
6.625% 12/15/22 (Reg. S)	5,045	3,052
7.5% 4/1/21	3,895	3,233
Neptune Finco Corp.:
6.625% 10/15/25 (f)	1,460	1,513
10.125% 1/15/23 (f)	7,200	7,524
10.875% 10/15/25 (f)	4,485	4,743
SBA Communications Corp. 5.625% 10/1/19	1,870	1,952
Sprint Communications, Inc.:
6% 11/15/22	13,365	10,024
9% 11/15/18 (f)	6,595	7,123
Sprint Corp.:
7.125% 6/15/24	4,965	3,798
7.25% 9/15/21	2,575	2,086
7.875% 9/15/23	2,950	2,375
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	695	708
6% 3/1/23	2,590	2,603
6.25% 4/1/21	565	579
6.464% 4/28/19	420	432
6.5% 1/15/24	7,235	7,289
6.5% 1/15/26	2,425	2,418
6.542% 4/28/20	1,475	1,523
6.625% 4/1/23	15,005	15,390
6.633% 4/28/21	1,335	1,380
6.731% 4/28/22	985	1,015
6.836% 4/28/23	385	396
		94,888
TOTAL TELECOMMUNICATION SERVICES		295,779
UTILITIES - 1.1%
Electric Utilities - 0.7%
AmerenUE 6.4% 6/15/17	4,026	4,324
American Transmission Systems, Inc. 5% 9/1/44 (f)	1,340	1,357
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	3,934	4,423
6.4% 9/15/20 (f)	10,769	12,262
Edison International 3.75% 9/15/17	3,355	3,471
Entergy Corp. 4% 7/15/22	6,500	6,662
Eversource Energy 1.45% 5/1/18	1,511	1,489
Exelon Corp.:
1.55% 6/9/17	1,266	1,262
3.95% 6/15/25	5,966	6,047
FirstEnergy Corp.:
2.75% 3/15/18	10,020	10,062
4.25% 3/15/23	23,348	23,685
7.375% 11/15/31	31,788	38,366
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,830	10,486
InterGen NV 7% 6/30/23 (f)	9,075	7,532
IPALCO Enterprises, Inc. 3.45% 7/15/20	10,457	10,300
LG&E and KU Energy LLC 3.75% 11/15/20	745	772
Nevada Power Co.:
6.5% 5/15/18	5,100	5,715
6.5% 8/1/18	1,191	1,328
NSG Holdings II, LLC 7.75% 12/15/25 (f)	4,708	5,167
NV Energy, Inc. 6.25% 11/15/20	1,666	1,904
Pennsylvania Electric Co. 6.05% 9/1/17	450	482
Progress Energy, Inc. 4.4% 1/15/21	336	357
RJS Power Holdings LLC 5.125% 7/15/19 (f)	2,150	1,940
TECO Finance, Inc.:
4% 3/15/16	1,242	1,251
5.15% 3/15/20	2,029	2,212
West Penn Power Co. 5.95% 12/15/17 (f)	10,500	11,307
		174,163
Gas Utilities - 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp. 7% 5/20/22	1,785	1,839
Southern Natural Gas Co. 5.9% 4/1/17 (f)	260	267
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,737
Texas Eastern Transmission LP 6% 9/15/17 (f)	948	1,010
		4,853
Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp.:
5.375% 1/15/23	1,475	1,375
5.75% 1/15/25	635	595
6% 1/15/22 (f)	1,115	1,157
7.875% 1/15/23 (f)	2,470	2,621
Dynegy, Inc.:
6.75% 11/1/19	1,075	1,050
7.375% 11/1/22	4,055	3,909
7.625% 11/1/24	3,465	3,292
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (i)	9,678	10,259
12.25% 3/1/22 (f)(i)	13,357	14,242
NRG Energy, Inc. 6.625% 3/15/23	6,445	5,929
PPL Energy Supply LLC 6.5% 6/1/25 (f)	1,100	946
TerraForm Power Operating LLC:
5.875% 2/1/23 (f)	4,015	2,991
6.125% 6/15/25 (f)	435	309
TXU Corp.:
5.55% 11/15/14 (i)	61	60
6.5% 11/15/24 (i)	3,550	3,479
6.55% 11/15/34 (i)	7,200	7,056
		59,270
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
2.6266% 9/30/66 (h)	19,347	15,087
7.5% 6/30/66 (h)	2,474	2,150
NiSource Finance Corp.:
5.45% 9/15/20	5,259	5,796
6.4% 3/15/18	983	1,078
6.8% 1/15/19	2,710	3,059
PG&E Corp. 2.4% 3/1/19	791	793
Puget Energy, Inc. 6% 9/1/21	691	785
Sempra Energy 2.3% 4/1/17	5,903	5,949
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	3,876	3,178
		37,875
TOTAL UTILITIES		276,161

TOTAL NONCONVERTIBLE BONDS		4,318,658

TOTAL CORPORATE BONDS
(Cost $4,379,857)		4,321,429

U.S. Government and Government Agency Obligations - 4.2%
U.S. Treasury Inflation-Protected Obligations - 0.7%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$85,195	$76,100
1.375% 2/15/44	71,934	74,964
U.S. Treasury Inflation-Indexed Notes 0.25% 1/15/25	44,062	42,521

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		193,585

U.S. Treasury Obligations - 3.5%
U.S. Treasury Bonds 2.875% 8/15/45	249,419	243,855
U.S. Treasury Notes:
0.5% 8/31/16	96,300	96,217
0.625% 8/15/16	50,000	50,010
1% 8/31/16	200,000	200,547
1% 8/15/18	32,700	32,549
1.625% 6/30/20	60,496	60,501
2% 8/15/25	206,514	202,489

TOTAL U.S. TREASURY OBLIGATIONS		886,168

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,104,962)		1,079,753

U.S. Government Agency - Mortgage Securities - 0.9%
Fannie Mae - 0.5%
2.302% 6/1/36 (h)	125	131
2.5% 1/1/28 to 4/1/43	9,460	9,563
2.5% 12/1/30 (j)	2,600	2,634
2.628% 7/1/37 (h)	208	221
3% 5/1/27 to 11/1/45	16,770	16,875
3.5% 11/1/25 to 8/1/45	25,789	26,897
3.5% 12/1/45 (j)	7,000	7,251
3.5% 12/1/45	400	414
4% 11/1/40 to 7/1/45	19,020	20,242
4.5% 11/1/19 to 4/1/45	19,121	20,756
5% 4/1/41 to 10/1/41	3,107	3,435
5.5% 5/1/25 to 4/1/39	2,376	2,670
6% 7/1/35 to 8/1/37	2,498	2,844
6.5% 7/1/32 to 8/1/36	431	502

TOTAL FANNIE MAE		114,435

Freddie Mac - 0.3%
3% 3/1/45 to 7/1/45	13,788	13,850
3.176% 10/1/35 (h)	119	126
3.5% 8/1/42 to 6/1/45	13,979	14,478
4% 6/1/24 to 8/1/44	13,404	14,247
4.5% 3/1/41 to 4/1/41	6,717	7,272
5% 3/1/19 to 7/1/41	2,764	3,013
5.5% 1/1/38 to 6/1/41	7,909	8,853
6% 7/1/37 to 8/1/37	219	249
6.5% 3/1/36	1,646	1,914

TOTAL FREDDIE MAC		64,002

Ginnie Mae - 0.1%
3% 6/20/45	1,178	1,199
3.5% 7/20/42 to 8/20/45	18,032	18,854
4% 8/15/39 to 7/20/45	8,328	8,865
4.5% 4/20/41	2,327	2,515
5% 2/15/39 to 5/15/39	703	781
5.5% 6/15/35 to 9/15/39	2,356	2,671

TOTAL GINNIE MAE		34,885

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $212,465)		213,322

Asset-Backed Securities - 0.3%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.926% 4/25/35 (h)	$504	$456
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.847% 3/25/34 (h)	193	185
AmeriCredit Automobile Receivables Trust Series 2013-4:
Class C, 2.72% 9/9/19	1,240	1,252
Class D, 3.31% 10/8/19	770	783
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.247% 12/25/33 (h)	36	33
Series 2004-R2 Class M3, 1.022% 4/25/34 (h)	68	52
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.001% 3/25/34 (h)	36	33
Series 2004-W11 Class M2, 1.247% 11/25/34 (h)	426	414
Series 2004-W7 Class M1, 1.022% 5/25/34 (h)	1,108	1,037
Series 2006-W4 Class A2C, 0.357% 5/25/36 (h)	875	310
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.022% 4/25/34 (h)	1,286	1,166
Series 2006-HE2 Class M1, 0.591% 3/25/36 (h)	14	0
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.337% 12/25/36 (h)	1,368	918
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.676% 4/25/34 (h)	50	46
Series 2004-4 Class M2, 0.992% 6/25/34 (h)	76	69
Series 2004-7 Class AF5, 5.868% 1/25/35	1,444	1,500
Fannie Mae Series 2004-T5 Class AB3, 1.0288% 5/28/35 (h)	30	27
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.372% 8/25/34 (h)	221	208
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.022% 3/25/34 (h)	8	7
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.932% 1/25/35 (h)	720	629
Class M4, 1.217% 1/25/35 (h)	264	144
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7732% 2/25/47 (f)(h)	924	832
GE Business Loan Trust Series 2006-2A:
Class A, 0.377% 11/15/34 (f)(h)	504	479
Class B, 0.477% 11/15/34 (f)(h)	182	170
Class C, 0.577% 11/15/34 (f)(h)	302	269
Class D, 0.947% 11/15/34 (f)(h)	115	97
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.541% 8/25/33 (h)	186	174
Series 2003-3 Class M1, 1.511% 8/25/33 (h)	340	325
Series 2003-5 Class A2, 0.921% 12/25/33 (h)	25	23
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.387% 1/25/37 (h)	1,137	730
Invitation Homes Trust Series 2015-SFR3 Class E, 3.9468% 8/17/32 (f)(h)	1,947	1,914
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.521% 7/25/36 (h)	2,146	951
Series 2007-CH1 Class AV4, 0.327% 11/25/36 (h)	155	155
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.6564% 12/27/29 (h)	82	82
Series 2006-A Class 2C, 1.4764% 3/27/42 (h)	2,016	1,015
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.497% 5/25/37 (h)	247	3
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.947% 7/25/34 (h)	79	66
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.172% 7/25/34 (h)	210	193
Series 2006-FM1 Class A2B, 0.331% 4/25/37 (h)	183	182
Series 2006-OPT1 Class A1A, 0.717% 6/25/35 (h)	1,158	1,119
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.877% 8/25/34 (h)	44	40
Series 2005-NC1 Class M1, 0.857% 1/25/35 (h)	202	190
Series 2005-NC2 Class B1, 1.952% 3/25/35 (h)	148	2
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.707% 9/25/35 (h)	1,083	963
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.072% 9/25/34 (h)	405	379
Class M4, 2.372% 9/25/34 (h)	519	334
Series 2005-WCH1 Class M4, 1.442% 1/25/36 (h)	1,120	999
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.997% 4/25/33 (h)	4	4
Santander Drive Auto Receivables Trust:
Series 2014-2 Class C, 2.33% 11/15/19	5,443	5,475
Series 2014-3:
Class B, 1.45% 5/15/19	19,055	19,046
Class C, 2.13% 8/17/20	19,051	19,116
Series 2014-4 Class C, 2.6% 11/16/20	3,030	3,044
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.992% 3/25/35 (h)	579	536
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2872% 6/15/33 (h)	478	464
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.946% 9/25/34 (h)	31	27
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.057% 9/25/34 (h)	22	19
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8871% 4/6/42 (f)(h)	1,530	780
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1199% 10/25/44 (f)(h)	1,358	1,358
TOTAL ASSET-BACKED SECURITIES
(Cost $64,045)		70,824

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.781% 1/25/35 (h)	773	752
Citigroup Mortgage Loan Trust sequential payer Series 2012-A Class A, 2.5% 6/25/51 (f)	2,141	2,107
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6605% 10/25/34 (h)	408	409
Granite Master Issuer PLC floater:
Series 2006-3 Class M2, 0.7668% 12/20/54 (h)	4,540	4,535
Series 2006-4 Class M1, 0.5468% 12/20/54 (h)	829	828
Series 2007-1:
Class 1M1, 0.5068% 12/20/54 (h)	1,114	1,113
Class 2M1, 0.7068% 12/20/54 (h)	1,431	1,430
Series 2007-2 Class 2C1, 1.0573% 12/17/54 (h)	1,981	1,978
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7672% 1/20/44 (h)	326	326
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5863% 8/25/36 (h)	915	775
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.407% 5/25/47 (h)	272	251
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.391% 2/25/37 (h)	570	510
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.487% 7/25/35 (h)	701	664
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5469% 6/10/35 (f)(h)	265	241
Class B6, 3.0469% 6/10/35 (f)(h)	56	51
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (h)	17	17
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5832% 4/25/33 (h)	80	80
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.397% 9/25/36 (h)	1,053	1,002
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.837% 9/25/43 (h)	1,820	1,757
TOTAL COLLATERIZED MORTGAGE OBLIGATIONS
(Cost $11,924)		18,826

Commercial Mortgage Securities - 1.6%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4559% 2/14/43 (h)(k)	196	2
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (h)	6,785	6,825
Series 2006-6 Class A3, 5.369% 10/10/45	1,439	1,444
Series 2007-3 Class A4, 5.5616% 6/10/49 (h)	13,438	13,922
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	1,757	1,816
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.496% 12/25/33 (f)(h)	24	22
Series 2005-3A:
Class A2, 0.621% 11/25/35 (f)(h)	220	196
Class M1, 0.661% 11/25/35 (f)(h)	29	25
Class M2, 0.711% 11/25/35 (f)(h)	37	29
Class M3, 0.731% 11/25/35 (f)(h)	33	25
Class M4, 0.821% 11/25/35 (f)(h)	41	31
Series 2005-4A:
Class A2, 0.611% 1/25/36 (f)(h)	573	507
Class B1, 1.621% 1/25/36 (f)(h)	24	15
Class M1, 0.671% 1/25/36 (f)(h)	185	150
Class M2, 0.691% 1/25/36 (f)(h)	55	44
Class M3, 0.721% 1/25/36 (f)(h)	81	61
Class M4, 0.831% 1/25/36 (f)(h)	45	33
Class M5, 0.871% 1/25/36 (f)(h)	45	33
Class M6, 0.921% 1/25/36 (f)(h)	48	32
Series 2006-1:
Class A2, 0.581% 4/25/36 (f)(h)	92	80
Class M1, 0.601% 4/25/36 (f)(h)	33	26
Class M2, 0.621% 4/25/36 (f)(h)	35	28
Class M3, 0.641% 4/25/36 (f)(h)	30	24
Class M4, 0.741% 4/25/36 (f)(h)	17	13
Class M5, 0.781% 4/25/36 (f)(h)	16	12
Class M6, 0.861% 4/25/36 (f)(h)	33	23
Series 2006-2A:
Class M1, 0.531% 7/25/36 (f)(h)	81	64
Class M2, 0.551% 7/25/36 (f)(h)	57	45
Class M3, 0.571% 7/25/36 (f)(h)	47	37
Class M4, 0.641% 7/25/36 (f)(h)	32	25
Class M5, 0.691% 7/25/36 (f)(h)	39	29
Series 2006-3A Class M4, 0.651% 10/25/36 (f)(h)	24	2
Series 2006-4A:
Class A2, 0.491% 12/25/36 (f)(h)	1,727	1,459
Class M1, 0.511% 12/25/36 (f)(h)	115	89
Class M2, 0.531% 12/25/36 (f)(h)	76	50
Class M3, 0.561% 12/25/36 (f)(h)	78	46
Series 2007-1 Class A2, 0.491% 3/25/37 (f)(h)	346	290
Series 2007-2A:
Class A1, 0.491% 7/25/37 (f)(h)	359	308
Class A2, 0.541% 7/25/37 (f)(h)	336	269
Class M1, 0.591% 7/25/37 (f)(h)	118	90
Class M2, 0.631% 7/25/37 (f)(h)	65	45
Class M3, 0.711% 7/25/37 (f)(h)	50	31
Series 2007-3:
Class A2, 0.511% 7/25/37 (f)(h)	353	286
Class M1, 0.531% 7/25/37 (f)(h)	70	53
Class M2, 0.561% 7/25/37 (f)(h)	75	54
Class M3, 0.591% 7/25/37 (f)(h)	118	58
Class M4, 0.721% 7/25/37 (f)(h)	185	61
Class M5, 0.821% 7/25/37 (f)(h)	90	14
Series 2007-4A Class M1, 1.147% 9/25/37 (f)(h)	125	26
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(k)	777	29
Series 2006-3A, Class IO, 0% 10/25/36 (f)(h)(k)	15,306	0
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2007-PW16 Class A4, 5.7049% 6/11/40 (h)	433	449
Series 2007-PW18 Class A4, 5.7% 6/11/50	4,307	4,512
Series 2006-T22 Class A4, 5.6179% 4/12/38 (h)	55	55
Series 2007-PW18 Class X2, 0.3004% 6/11/50 (f)(h)(k)	41,984	0
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (f)(h)	99	75
C-BASS Trust floater Series 2006-SC1 Class A, 0.491% 5/25/36 (f)(h)	166	159
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.1958% 12/15/27 (f)(h)	2,276	2,258
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (f)(h)	1,100	1,119
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.7114% 12/10/49 (h)	3,035	3,172
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	7,671	7,840
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.047% 4/15/17 (f)(h)	96	96
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	874	888
Series 2007-C2 Class A2, 5.448% 1/15/49 (h)	18	18
Series 2007-C3 Class A4, 5.699% 6/15/39 (h)	322	334
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	793	823
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (f)(h)(k)	1	0
CSMC Series 2015-TOWN:
Class B, 2.097% 3/15/17 (f)(h)	1,198	1,191
Class C, 2.4458% 3/15/17 (f)(h)	1,167	1,159
Class D, 3.397% 3/15/17 (f)(h)	1,766	1,749
Extended Stay America Trust floater Series 2013-ESFL:
Class BFL, 1.293% 12/5/31 (f)(h)	883	883
Class CFL, 1.693% 12/5/31 (f)(h)	643	643
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/19 (f)(h)	6,410	6,444
Class CFX, 3.4949% 12/15/19 (f)(h)	5,380	5,319
Class DFX, 3.4949% 12/15/19 (f)(h)	4,559	4,418
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	10,052	10,382
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	24,169	24,916
Series 2006-GG7 Class A4, 5.8193% 7/10/38 (h)	6,646	6,692
GS Mortgage Securities Trust sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	2,048	2,091
Class A4, 5.56% 11/10/39	3,304	3,316
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (f)	1,180	1,175
Class DFX, 4.4065% 11/5/30 (f)	11,029	11,029
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.477% 11/15/18 (f)(h)	91	89
Class F, 0.527% 11/15/18 (f)(h)	265	254
Class G, 0.557% 11/15/18 (f)(h)	230	220
Class H, 0.697% 11/15/18 (f)(h)	176	168
Series 2014-BXH:
Class C, 1.847% 4/15/27 (f)(h)	1,775	1,773
Class D, 2.447% 4/15/27 (f)(h)	3,781	3,773
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	2,096	2,140
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	1,622	1,648
Class A4, 5.399% 5/15/45	520	524
Series 2006-LDP9 Class A3, 5.336% 5/15/47	14,335	14,660
Series 2007-CB19 Class A4, 5.695% 2/12/49 (h)	3,209	3,335
Series 2007-LD11 Class A4, 5.7741% 6/15/49 (h)	31,964	32,883
Series 2007-LDPX Class A3, 5.42% 1/15/49	13,750	14,144
Series 2006-LDP7 Class A4, 6.1047% 4/15/45 (h)	1,051	1,057
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (h)	50	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0966% 7/15/44 (h)	726	761
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (h)	1	1
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	407	414
Series 2006-C7 Class A2, 5.3% 11/15/38	280	281
Series 2007-C1 Class A4, 5.424% 2/15/40	12,353	12,683
Series 2007-C2 Class A3, 5.43% 2/15/40	1,609	1,662
Series 2007-C6 Class A4, 5.858% 7/15/40 (h)	893	923
Series 2007-C7 Class A3, 5.866% 9/15/45	1,360	1,444
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.414% 1/12/44 (f)(h)	793	791
Series 2008-C1 Class A4, 5.69% 2/12/51	1,386	1,465
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (h)	13	13
Series 2007-5 Class A4, 5.378% 8/12/48	6,608	6,786
Series 2007-6 Class A4, 5.485% 3/12/51 (h)	7,400	7,656
Series 2007-7 Class A4, 5.7427% 6/12/50 (h)	2,959	3,089
Series 2007-6 Class B, 5.635% 3/12/51 (h)	912	285
Series 2007-8 Class A3, 5.8772% 8/12/49 (h)	787	825
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.397% 7/15/19 (f)(h)	272	272
Series 2007-XLFA:
Class D, 0.3858% 10/15/20 (f)(h)	211	211
Class E, 0.4458% 10/15/20 (f)(h)	634	632
Class F, 0.4958% 10/15/20 (f)(h)	380	379
Class G, 0.5358% 10/15/20 (f)(h)	470	469
Class H, 0.6258% 10/15/20 (f)(h)	296	293
Class J, 0.7758% 10/15/20 (f)(h)	171	167
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44	50	50
Series 2007-IQ15 Class A4, 5.9171% 6/11/49 (h)	26,309	27,496
Series 2006-IQ11 Class A4, 5.7565% 10/15/42 (h)	83	83
Series 2007-IQ14:
Class A4, 5.692% 4/15/49	1,368	1,418
Class AAB, 5.654% 4/15/49	734	743
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	118	36
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class J, 0.7993% 9/15/21 (f)(h)	223	212
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	15,721	16,200
Series 2007-C31:
Class A4, 5.509% 4/15/47	47,617	49,525
Class A5, 5.5% 4/15/47	20,438	21,163
Series 2007-C33:
Class A4, 5.9524% 2/15/51 (h)	22,411	23,266
Class A5, 5.9524% 2/15/51 (h)	10,259	10,882
Series 2005-C22 Class B, 5.3981% 12/15/44 (h)	2,022	2,018
Series 2006-C27 Class A1A, 5.749% 7/15/45 (h)	7,843	7,929
Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	2,736	2,801
Class D, 5.513% 12/15/43 (h)	1,459	1,455
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $420,374)		415,530

Municipal Securities - 1.3%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,095	$1,562
7.3% 10/1/39	16,765	23,738
7.5% 4/1/34	7,195	10,202
7.55% 4/1/39	27,365	40,416
7.6% 11/1/40	16,125	24,237
7.625% 3/1/40	2,445	3,601
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,170	1,158
Series 2010 C1, 7.781% 1/1/35	6,325	6,999
Series 2012 B, 5.432% 1/1/42	3,515	3,103
6.05% 1/1/29	400	384
6.314% 1/1/44	12,335	11,983
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	32,000	32,647
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	3,385	3,448
4.95% 6/1/23	1,700	1,709
5.1% 6/1/33	70,725	67,083
Series 2010 5, 6.2% 7/1/21	1,915	2,061
Series 2010-1, 6.63% 2/1/35	25,440	26,328
Series 2010-3:
5.547% 4/1/19	155	164
6.725% 4/1/35	11,505	12,090
7.35% 7/1/35	4,495	4,929
Series 2011:
4.961% 3/1/16	495	500
5.365% 3/1/17	185	191
5.665% 3/1/18	8,840	9,292
5.877% 3/1/19	19,390	20,798
Series 2013:
1.28% 12/1/15	4,270	4,270
4% 12/1/20	6,040	6,040
TOTAL MUNICIPAL SECURITIES
(Cost $316,253)		318,933

Foreign Government and Government Agency Obligations - 0.0%
Italian Republic 5.375% 6/12/17 (Cost $4,222)	$4,115	$4,350

Bank Loan Obligations - 0.6%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Chassix, Inc. term loan 12% 7/29/19	235	235
Diversified Consumer Services - 0.0%
KC Mergersub, Inc. Tranche 1LN, term loan 6% 8/13/22 (h)	5,175	5,065
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (h)	12,746	10,802
Wash Multifamily Acquisition, Inc. Tranche B 1LN, term loan 4.25% 5/14/22 (h)	214	210
		16,077
Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (h)	5,931	5,536
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (h)	2,301	2,053
Fantasy Springs Resort Casino term loan 12% 8/6/12 (h)(i)	8,486	5,941
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (h)	3,540	3,535
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (h)	1,560	1,547
		18,612
Household Durables - 0.0%
Serta Simmons Holdings, LLC Tranche B, term loan 4.25% 10/1/19 (h)	1,554	1,544
Media - 0.1%
CDS U.S. Intermediate Holdings, Inc. Tranche B 1LN, term loan 5% 7/8/22 (h)	165	163
CSC Holdings LLC Tranche B, term loan 5% 10/9/22 (h)	6,495	6,472
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (h)	3,187	2,331
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (h)	110	107
Tranche 2LN, term loan 7.75% 7/7/23 (h)	435	420
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (h)	3,576	3,558
Numericable LLC Tranche B 6LN, term loan 4.75% 2/10/23 (h)	6,170	6,035
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (h)	727	715
		19,801

TOTAL CONSUMER DISCRETIONARY		56,269

CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (h)	1,084	1,079
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (h)	2,931	1,662
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (h)	377	206
		1,868
Oil, Gas & Consumable Fuels - 0.0%
American Energy-Marcellus LLC Tranche B 1LN, term loan 5.25% 8/4/20 (h)	1,675	563
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (h)	625	625
		1,188

TOTAL ENERGY		3,056

FINANCIALS - 0.0%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (h)	198	196
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 9.25% 11/4/22 (h)	530	525
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (h)	563	554
		1,079
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (h)	677	676

TOTAL FINANCIALS		1,951

HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
American Renal Holdings, Inc.:
Tranche 2LN, term loan 8.5% 2/20/20 (h)	2,195	2,189
Tranche B 1LN, term loan 4.5% 8/20/19 (h)	1,963	1,936
		4,125
Health Care Providers & Services - 0.1%
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.5% 6/24/21 (h)	3,150	3,132
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (h)	665	668
Tranche B 1LN, term loan 4.5% 4/23/21 (h)	6,984	6,956
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 11/17/23 (l)	2,375	2,339
Tranche 2LN, term loan 9.75% 1/3/20 (h)	5,065	5,103
Tranche B 1LN, term loan 11/17/22 (l)	5,940	5,895
Tranche B 2LN, term loan 4.25% 7/3/19 (h)	1,770	1,763
		25,856
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (h)	1,333	1,289
Pharmaceuticals - 0.0%
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (h)	415	378

TOTAL HEALTH CARE		31,648

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (h)	1,304	1,269
Building Products - 0.0%
PriSo Acquisition Corp. Tranche B, term loan 4.5% 5/8/22 (h)	3,871	3,755
Commercial Services & Supplies - 0.0%
The Brickman Group, Ltd. Tranche B 1LN, term loan 4% 12/18/20 (h)	1,708	1,660
Electrical Equipment - 0.0%
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (h)	202	201

TOTAL INDUSTRIALS		6,885

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
First Data Corp. Tranche B, term loan 3.7115% 3/24/18 (h)	4,690	4,637
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (h)	2,299	2,295
Software - 0.1%
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (h)	2,250	2,273
Tranche B 1LN, term loan 4.5% 10/30/19 (h)	1,167	1,159
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (h)	576	552
Tranche 2LN, term loan 8% 4/9/22 (h)	3,830	3,613
		7,597

TOTAL INFORMATION TECHNOLOGY		14,529

MATERIALS - 0.1%
Chemicals - 0.1%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (h)	1,412	1,371
Arizona Chem U.S., Inc. Tranche B 1LN, term loan 4.5% 6/12/21 (h)	135	135
MacDermid, Inc. Tranche B 3LN, term loan 7/7/20 (l)	2,265	2,202
PolyOne Corp. Tranche B, term loan 3.75% 11/12/22 (h)	7,000	6,985
		10,693
Containers & Packaging - 0.0%
Anchor Glass Container Corp. Tranche B, term loan 4.5% 7/1/22 (h)	540	537
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21(h)	1,069	1,056
		1,593
Metals & Mining - 0.0%
Murray Energy Corp. Tranche B 2LN, term loan 7.5% 4/16/20 (h)	3,362	2,240

TOTAL MATERIALS		14,526

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
LTS Buyer LLC Tranche 2LN, term loan 8% 4/12/21 (h)	41	40
UTILITIES - 0.1%
Gas Utilities - 0.0%
EP Energy LLC Tranche B 3LN, term loan 3.5% 5/24/18 (h)	487	439
Independent Power and Renewable Electricity Producers - 0.1%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (h)	25,472	25,364

TOTAL UTILITIES		25,803

TOTAL BANK LOAN OBLIGATIONS
(Cost $163,051)		155,786

Bank Notes - 0.3%
Bank of America NA:
1.65% 3/26/18	$8,527	$8,515
5.3% 3/15/17	14,681	15,350
Capital One NA 1.65% 2/5/18	6,500	6,447
Discover Bank:
(Delaware) 3.2% 8/9/21	8,178	8,101
3.1% 6/4/20	8,635	8,726
8.7% 11/18/19	532	630
Huntington National Bank 1.3% 11/20/16	3,560	3,560
Marshall & Ilsley Bank 5% 1/17/17	7,888	8,160
Regions Bank 7.5% 5/15/18	11,552	12,909
Wachovia Bank NA 6% 11/15/17	7,010	7,603
TOTAL BANK NOTES
(Cost $78,749)		80,001

Preferred Securities - 0.4%
FINANCIALS - 0.4%
Banks - 0.4%
Bank of America Corp.:
5.2% (h)(m)	$6,665	$6,409
6.1% (h)(m)	1,680	1,711
Barclays Bank PLC 7.625% 11/21/22	10,805	12,233
Citigroup, Inc.:
5.35% (h)(m)	14,740	13,898
5.9% (h)(m)	920	923
5.95% (h)(m)	1,325	1,330
5.95% (h)(m)	5,000	5,048
6.125% (h)(m)	1,670	1,701
Credit Agricole SA 6.625% (f)(h)(m)	10,000	9,992
JPMorgan Chase & Co.:
5.15% (h)(m)	5,940	5,728
6% (h)(m)	21,680	22,192
Royal Bank of Scotland Group PLC:
7.5% (h)(m)	2,245	2,367
8% (h)(m)	10,980	11,734
Wells Fargo & Co. 5.875% (h)(m)	1,095	1,184
		96,450
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 5.375% (h)(m)	4,850	4,859
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (h)(m)	996	1,043
TOTAL PREFERRED SECURITIES

(Cost $101,808)		102,352

	Shares	Value (000s)

Fixed-Income Funds - 4.7%
Fidelity Mortgage Backed Securities Central Fund (n)
(Cost $1,148,763)	11,054,357	1,204,704

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (a)
(Cost $11)	11,084	11

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 0.18% (o)	990,455,422	990,455
Fidelity Securities Lending Cash Central Fund, 0.22% (o)(p)	187,044,996	187,045
TOTAL MONEY MARKET FUNDS
(Cost $1,177,500)		1,177,500
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $21,690,944)		25,904,130
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(351,468)
NET ASSETS - 100%		$25,552,662

TBA Sale Commitments

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 12/1/45	$(1,400)	$(1,407)
3.5% 12/1/45	(400)	(414)
3.5% 12/1/45	(400)	(414)
4.5% 12/1/45	(1,000)	(1,081)
TOTAL TBA SALE COMMITMENTS
(Proceeds $3,308)		$(3,316)

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $322,254,000 or 1.3% of net assets.

 (c) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (d) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,084,637,000 or 4.2% of net assets.

 (g) Affiliated company

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Non-income producing - Security is in default.

 (j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) The coupon rate will be determined upon settlement of the loan after period end.

 (m) Security is perpetual in nature with no stated maturity date.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (p) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Blu Homes, Inc. Series A, 5.00%	6/10/13	$5,000
C. Wonder LLC Class A-1	12/27/12 - 6/25/13	$19,500
Corindus Vascular Robotics, Inc.	9/12/14	$12,500
Deem, Inc.	9/19/13	$8,065
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$4
Legend Pictures LLC	9/23/10 - 3/30/12	$37,645
Moda Operandi, Inc. Series E	12/18/14	$20,000
Roku, Inc. Series F, 8.00%	5/7/13	$5,000
Spotify Technology SA	11/14/12	$15,028
Station Holdco LLC	6/17/11	$1,131
Station Holdco LLC	4/1/13	10
Station Holdco LLC unit	4/1/13	$0
Station Holdco LLC warrants 6/15/18	8/11/08 - 8/15/08	$6,416
The Honest Co., Inc. Series D	8/3/15	$9,000
Tory Burch LLC	12/31/12	$17,505
Tory Burch LLC Class A unit	5/14/15	50,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$25,000
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$3,024

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$424
Fidelity Mortgage Backed Securities Central Fund	7,349
Fidelity Securities Lending Cash Central Fund	350
Total	$8,123

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,199,354	$7,351	$--	$1,204,704	21.8%
Total	$1,199,354	$7,351	$--	$1,204,704

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CareView Communications, Inc.	$3,440	$--	$--	$--	$2,814
Corindus Vascular Robotics, Inc.	4,605	--	--	--	4,211
Corindus Vascular Robotics, Inc.	17,500	--	--	--	16,000
Total	$25,545	$--	$--	$--	$23,025

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$3,049,078	$2,620,282	$10,544	$418,252
Consumer Staples	1,281,944	1,281,944	--	--
Energy	739,047	739,047	--	--
Financials	2,963,729	2,931,996	31,733	--
Health Care	2,780,854	2,780,816	--	38
Industrials	1,219,408	1,194,981	23,834	593
Information Technology	4,065,637	3,994,395	566	70,676
Materials	362,502	362,502	--	--
Telecommunication Services	150,403	150,217	--	186
Utilities	128,207	128,207	--	--
Corporate Bonds	4,321,429	--	4,321,429	--
U.S. Government and Government Agency Obligations	1,079,753	--	1,079,753	--
U.S. Government Agency - Mortgage Securities	213,322	--	213,322	--
Asset-Backed Securities	70,824	--	69,093	1,731
Collateralized Mortgage Obligations	18,826	--	18,826	--
Commercial Mortgage Securities	415,530	--	415,417	113
Municipal Securities	318,933	--	318,933	--
Foreign Government and Government Agency Obligations	4,350	--	4,350	--
Bank Loan Obligations	155,786	--	148,388	7,398
Bank Notes	80,001	--	80,001	--
Preferred Securities	102,352	--	102,352	--
Fixed-Income Funds	1,204,704	1,204,704	--	--
Other	11	--	--	11
Money Market Funds	1,177,500	1,177,500	--	--
Total Investments in Securities:	$25,904,130	$18,566,591	$6,838,541	$498,998
Derivative Instruments:
Liabilities
Swaps	$--	$--	$--	$--
Total Liabilities	$--	$--	$--	$--
Total Derivative Instruments:	$--	$--	$--	$--
Other Financial Instruments:
TBA Sale Commitments	$(3,316)	$--	$(3,316)	$--
Total Other Financial Instruments:	$(3,316)	$--	$(3,316)	$--

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$393,746
Net Realized Gain (Loss) on Investment Securities	6
Net Unrealized Gain (Loss) on Investment Securities	24,440
Cost of Purchases	65,071
Proceeds of Sales	(65,011)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$418,252
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2015	$134,245
Other Investments in Securities
Beginning Balance	$104,534
Net Realized Gain (Loss) on Investment Securities	715
Net Unrealized Gain (Loss) on Investment Securities	3,110
Cost of Purchases	11
Proceeds of Sales	(28,992)
Amortization/Accretion	25
Transfers into Level 3	1,343
Transfers out of Level 3	--
Ending Balance	$80,746
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2015	$37

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 11/30/15	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$1,731	Discounted cash flow	Yield	8.3% - 12.0% / 8.6%	Decrease
Bank Loan Obligations	$5,941	Last transaction price	Transaction price	$70.00	Increase
Commercial Mortgage Securities	$113	Discounted cash flow	Discount rate	20.0%	Decrease
			Yield	10.0%	Decrease
			Spread	0.3%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
Corporate Bonds	$-	Expected distribution	Recovery rate	0.0%	Increase
Equities	$489,745	Broker quoted	Mid price	$15.00	Increase
		Discount cash flow	Weighted average cost of capital	9.0%	Decrease
			Growth rate	3.5%	Increase
		Expected distribution	Recovery rate	0.0% - 1.0% / 1.0%	Increase
		Last transaction price	Transaction price	$1.50 - $2,058.14 / $1,432.90	Increase
			Adjusted transaction price	$1,516.29	Increase
		Market comparable	EV/EBITDA multiple	8.4 - 17.5 / 14.9	Increase
			Discount for lack of marketability	10.0% - 20.0% / 15.0%	Decrease
			EV/Sales multiple	2.3 - 3.9 / 2.7	Increase
			Discount rate	8.0% - 15.0% / 8.4%	Decrease
			P/E multiple	12.9	Increase
			Discount to comparable	20.0%	Decrease
		Parity	Parity price	$23.08	Increase
		Recovery rate	Liquidation percentage	54.0%	Increase
		Straight line	Price of underlying	$15.00	Increase
			Strike price	$40.00 - $47.50 / $44.27	Increase
Other	$11	Expected distribution	Recovery rate	1.0%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $21,691,861,000. Net unrealized appreciation aggregated $4,212,269,000 of which $5,122,994,000 related to appreciated investment securities and $910,725,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 28, 2016